UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP

(Exact name of registrant as specified in charter)

 (Address of principal executive offices) (Zip code)

Robert L. Giles, Jr.

Kiewit Plaza

Omaha, NE  68131

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: October 1, 2009 to December 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2009 (Unaudited)

	Shares	Fair
		Value
EQUITY INVESTMENTS (60.2%)
Common Stocks (Active & Passive Domestic Equities) (30.5%)
Consumer Discretionary — 3.6%
99 Cents Only Stores*	100	$ 1,307
Aaron Rents, Inc.	200	5,546
Abercrombie & Fitch Co., Class A	253	8,817
Advance Auto Parts, Inc.	300	12,144
Aeropostale, Inc.*	200	6,810
AFC Enterprises, Inc.*	100	816
Amazon.com, Inc.*	1,037	139,497
Ambassadors Group, Inc.	100	1,329
American Eagle Outfitters, Inc.	500	8,490
American Greetings Corp., Class A	200	4,358
American Public Education, Inc.*	72	2,474
Ameristar Casinos, Inc.	100	1,523
AnnTaylor Stores Corp.*	200	2,728
Apollo Group, Inc., Class A*	392	23,747
Arbitron, Inc.	100	2,342
ArvinMeritor, Inc.*	381	4,260
Ascent Media Corp., Class A*	55	1,404
Audiovox Corp., Class A*	100	709
Autoliv, Inc.	260	11,274
AutoNation, Inc.*	347	6,645
AutoZone, Inc.*	119	18,810
Bally Technologies, Inc.*	192	7,928
Barnes & Noble, Inc.	100	1,907
Bebe Stores, Inc.	100	627
Bed Bath & Beyond, Inc.*	800	30,904
Best Buy Co., Inc.	1,013	39,973
Big 5 Sporting Goods Corp.	100	1,718
Big Lots, Inc.*	300	8,694
BJ's Restaurants, Inc.*	100	1,882
Black & Decker Corp.	240	15,559
Blue Nile, Inc.*	100	6,333
Bluegreen Corp.*	100	242
Blyth, Inc.	25	843
Bob Evans Farms, Inc.	100	2,895
BorgWarner, Inc.	384	12,756
Brinker International, Inc.	390	5,819
Brink's Home Security Holdings, Inc.*	200	6,528
Brown Shoe Co., Inc.	225	2,221
Brunswick Corp.	347	4,410
Buckle, Inc./The	50	1,464
Buffalo Wild Wings, Inc.*	100	4,027
Build-A-Bear Workshop, Inc.*	100	489
Burger King Holdings, Inc.	300	5,646
Cabela's, Inc.*	120	1,711
Cablevision Systems Corp., Class A	767	19,804
California Pizza Kitchen, Inc.*	150	2,018
Callaway Golf Co.	300	2,262
Capella Education Co.*	44	3,313
Career Education Corp.*	260	6,061
CarMax, Inc.*	700	16,975
Carnival Corp.*	1,420	45,000
Carter's, Inc.*	200	5,250
Cato Corp./The, Class A	100	2,006
CBS Corp., Class B	1,986	27,903
CEC Entertainment, Inc.*	100	3,192
Central European Media Enterprises Ltd., Class A*	139	3,282
Charming Shoppes, Inc.*	400	2,588
Cheesecake Factory, Inc./The*	200	4,318
Chico's FAS, Inc.*	700	9,835
Children's Place Retail Stores, Inc./The*	100	3,301
Chipotle Mexican Grill, Inc., Class A*	101	8,904
Choice Hotels International, Inc.	100	3,166
Christopher & Banks Corp.	100	762
CKE Restaurants, Inc.	200	1,692
CKX, Inc.*	100	527
Coach, Inc.	1,018	37,188
Coinstar, Inc.*	100	2,778
Collective Brands, Inc.*	200	4,554
Comcast Corp., Class A	9,047	152,532
Cooper Tire & Rubber Co.	233	4,672
Corinthian Colleges, Inc.*	300	4,131
Cracker Barrel Old Country Store, Inc.	110	4,179
Dana Holding Corp.*	600	6,504
Darden Restaurants, Inc.	400	14,028
Deckers Outdoor Corp.*	51	5,188
Denny's Corp.*	300	657
DeVry, Inc.	162	9,190
Dick's Sporting Goods, Inc.*	300	7,461
Dillard's, Inc., Class A	200	3,690
DineEquity, Inc.*	100	2,429
DIRECTV, Class A*	3,111	103,752
Discovery Communications, Inc., Class C*	950	25,194
DISH Network Corp., Class A	640	13,293
Dollar General Corp.*	100	2,243
Dollar Tree, Inc.*	300	14,490
Domino's Pizza, Inc.*	100	838
DR Horton, Inc.	900	9,783
DreamWorks Animation SKG, Inc., Class A*	300	11,985
Dress Barn, Inc.*	247	5,706
Drew Industries, Inc.*	100	2,065
DSW, Inc., Class A*	100	2,588
Eastman Kodak Co.*	1,100	4,642
Ethan Allen Interiors, Inc.	100	1,342
EW Scripps Co., Class A*	133	926
Expedia, Inc.*	612	15,735
Family Dollar Stores, Inc.	400	11,132
Federal Mogul Corp.*	80	1,384
Finish Line, Inc./The, Class A	133	1,669
Foot Locker, Inc.	600	6,684
Ford Motor Co.*	10,038	100,380
Fortune Brands, Inc.	460	19,872
Fossil, Inc.*	200	6,712
Fred's, Inc., Class A	100	1,020
GameStop Corp., Class A*	520	11,409
Gannett Co., Inc.	900	13,365
Gap, Inc./The	1,500	31,425
Garmin Ltd.	400	12,280
Gaylord Entertainment Co.*	140	2,765
Genesco, Inc.*	100	2,746
Gentex Corp.	500	8,925
Genuine Parts Co.	500	18,980
Goodyear Tire & Rubber Co./The*	800	11,280
Great Wolf Resorts, Inc.*	120	284
Group 1 Automotive, Inc.*	100	2,835
Guess?, Inc.	220	9,306
Gymboree Corp.*	100	4,349
H&R Block, Inc.	1,000	22,620
Hanesbrands, Inc.*	230	5,545
Harley-Davidson, Inc.	850	21,420
Harman International Industries, Inc.	200	7,056
Hasbro, Inc.	400	12,824
Helen of Troy Ltd.*	100	2,446
Hibbett Sports, Inc.*	150	3,299
Hillenbrand, Inc.	300	5,652
Historic TW, Inc.	3,771	109,887
Home Depot, Inc.	9,663	279,551
HOT Topic, Inc.*	200	1,272
HSN, Inc.*	140	2,827
Hyatt Hotels Corp., Class A*	100	2,981
Iconix Brand Group, Inc.*	100	1,265
Interactive Data Corp.	100	2,530
International Game Technology	900	16,893
International Speedway Corp., Class A	100	2,845
Interpublic Group of Cos., Inc./The*	1,520	11,218
Interval Leisure Group, Inc.*	140	1,746
Isle of Capri Casinos, Inc.*	100	748
ITT Educational Services, Inc.*	119	11,419
J. Crew Group, Inc.*	200	8,948
J.C. Penney Co., Inc.	16,895	449,576
Jack in the Box, Inc.*	114	2,242
Jackson Hewitt Tax Service, Inc.*	100	440
Jakks Pacific, Inc.*	100	1,212
Jarden Corp.	300	9,273
Jo-Ann Stores, Inc.*	100	3,624
John Wiley & Sons, Inc., Class A	100	4,188
Johnson Controls, Inc.	2,091	56,959
Jones Apparel Group, Inc.	324	5,203
JoS. A. Bank Clothiers, Inc.*	25	1,055
Journal Communications, Inc., Class A	130	506
KB Home	300	4,104
Kohl's Corp.*	1,000	53,930
Krispy Kreme Doughnuts, Inc.*	200	590
K-Swiss, Inc., Class A*	100	994
Lamar Advertising Co., Class A*	200	6,218
Landry's Restaurants, Inc.*	100	2,129
Las Vegas Sands Corp.*	1,012	15,119
La-Z-Boy, Inc.*	200	1,906
Leapfrog Enterprises, Inc.*	100	391
Leggett & Platt, Inc.	600	12,240
Lennar Corp., Class A	500	6,385
Liberty Global, Inc., Class A*	860	18,843
Liberty Media Corp. - Capital, Series A*	361	8,621
Liberty Media Corp. - Interactive, Class A*	1,935	20,975
Liberty Media Corp. - Starz, Series A*	164	7,569
Life Time Fitness, Inc.*	160	3,989
Limited Brands, Inc.	780	15,007
LIN TV Corp., Class A*	60	268
Live Nation, Inc.*	225	1,915
Liz Claiborne, Inc.*	500	2,815
LKQ Corp.*	500	9,795
Lowe's Cos., Inc.	4,649	108,740
Lululemon Athletica, Inc.*	161	4,846
Macy's, Inc.	1,393	23,347
Magna International, Inc., Class A	8,000	404,640
Marcus Corp.	100	1,282
Marriott International, Inc., Class A	1,009	27,495
Marvel Entertainment, Inc.*	200	10,816
Mattel, Inc.	1,950	38,961
Matthews International Corp., Class A	100	3,543
McClatchy Co./The, Class A	1	4
McDonald's Corp.	3,475	216,979
McGraw-Hill Cos., Inc./The	1,000	33,510
MDC Holdings, Inc.	100	3,104
Mediacom Communications Corp., Class A*	200	894
Men's Wearhouse, Inc./The	100	2,106
Meredith Corp.	200	6,170
Meritage Homes Corp.*	128	2,474
MGM Mirage*	500	4,560
Midas, Inc.*	100	845
Mohawk Industries, Inc.*	160	7,616
Monro Muffler Brake, Inc.	100	3,344
Morningstar, Inc.*	100	4,834
Movado Group, Inc.	100	972
Multimedia Games, Inc.*	100	601
National CineMedia, Inc.	200	3,314
NetFlix, Inc.*	100	5,514
New York Times Co./The, Class A*	600	7,416
Newell Rubbermaid, Inc.	900	13,509
News Corp., Class A	7,240	99,116
NIKE, Inc., Class B	1,200	79,284
Nordstrom, Inc.	480	18,038
NutriSystem, Inc.	100	3,117
NVR, Inc.*	19	13,503
O'Charleys, Inc.*	100	655
Office Depot, Inc.*	1,009	6,508
OfficeMax, Inc.*	298	3,782
Omnicom Group, Inc.	11,049	432,568
Orbitz Worldwide, Inc.*	219	1,607
O'Reilly Automotive, Inc.*	385	14,676
Orient-Express Hotels Ltd., Class A*	308	3,123
P.F. Chang's China Bistro, Inc.*	100	3,791
Panera Bread Co., Class A*	100	6,697
Papa John's International, Inc.*	100	2,336
Penn National Gaming, Inc.*	200	5,436
Penske Auto Group, Inc.*	200	3,036
PEP Boys-Manny Moe & Jack	200	1,692
PetSmart, Inc.	400	10,676
Phillips-Van Heusen Corp.	200	8,136
Pier 1 Imports, Inc.*	400	2,036
Pinnacle Entertainment, Inc.*	280	2,514
Polaris Industries, Inc.	100	4,363
Polo Ralph Lauren Corp.	149	12,066
Pool Corp.	200	3,816
priceline.com, Inc.*	124	27,094
Primedia, Inc.	83	300
Pulte Homes, Inc.*	1,040	10,400
RadioShack Corp.	500	9,750
RCN Corp.*	100	1,085
Regal Entertainment Group, Class A	200	2,888
Regis Corp.	200	3,114
Rent-A-Center, Inc.*	200	3,544
Retail Ventures, Inc.*	88	782
Ross Stores, Inc.	400	17,084
Royal Caribbean Cruises Ltd.*	400	10,112
Ryland Group, Inc.	200	3,940
Saks, Inc.*	479	3,142
Sally Beauty Holdings, Inc.*	300	2,295
Scholastic Corp.	100	2,983
Scientific Games Corp., Class A*	120	1,746
Scripps Networks Interactive, Inc., Class A	300	12,450
Sears Holdings Corp.*	200	16,690
Service Corp. International/US	1,000	8,190
Sherwin-Williams Co./The	4,525	278,966
Shuffle Master, Inc.*	100	824
Signet Jewelers Ltd.*	300	8,016
Sinclair Broadcast Group, Inc., Class A*	200	806
Skechers U.S.A., Inc., Class A*	100	2,941
Sonic Automotive, Inc., Class A*	80	831
Sonic Corp.*	200	2,014
Sotheby's	200	4,496
Speedway Motorsports, Inc.	100	1,762
Stage Stores, Inc.	150	1,854
Stamps.com, Inc.*	100	900
Staples, Inc.	2,270	55,819
Starbucks Corp.*	2,348	54,145
Starwood Hotels & Resorts Worldwide, Inc.	606	22,161
Steak N Shake Co./The*	5	1,621
Steiner Leisure Ltd.*	100	3,976
Steven Madden Ltd.*	50	2,062
Stewart Enterprises, Inc., Class A	400	2,060
Strayer Education, Inc.	44	9,350
Superior Industries International, Inc.	100	1,530
Target Corp.	2,400	116,088
Tempur-Pedic International, Inc.*	300	7,089
Tenneco, Inc.*	191	3,386
Texas Roadhouse, Inc.*	200	2,246
Thor Industries, Inc.	100	3,140
Tiffany & Co.	400	17,200
Timberland Co./The, Class A*	200	3,586
Time Warner Cable, Inc.	1,111	45,984
TJX Cos., Inc./The	1,300	47,515
Toll Brothers, Inc.*	400	7,524
Tractor Supply Co.*	100	5,296
True Religion Apparel, Inc.*	100	1,849
TRW Automotive Holdings Corp.*	219	5,230
Tupperware Brands Corp.	200	9,314
Under Armour, Inc., Class A*	100	2,727
Unifirst Corp.	100	4,811
Universal Technical Institute, Inc.*	100	2,020
Urban Outfitters, Inc.*	400	13,996
V.F. Corp.	251	18,383
Vail Resorts, Inc.*	80	3,024
Valassis Communications, Inc.*	194	3,542
Viacom, Inc., Class B*	1,724	51,255
Virgin Media, Inc.	900	15,147
WABCO Holdings, Inc.	313	8,072
Walt Disney Co./The	5,860	188,985
Warnaco Group, Inc./The*	200	8,438
Washington Post Co./The, Class B	19	8,352
Weight Watchers International, Inc.	200	5,832
Wendy's/Arby's Group, Inc., Class A	1,163	5,454
Whirlpool Corp.	3,685	297,232
Williams-Sonoma, Inc.	400	8,312
WMS Industries, Inc.*	150	6,000
Wolverine World Wide, Inc.	200	5,444
Wyndham Worldwide Corp.	700	14,119
Wynn Resorts Ltd.	255	14,849
Yum! Brands, Inc.	1,400	48,958
		5,905,533
Consumer Staples — 2.7%
Alberto-Culver Co.	300	8,787
Alliance One International, Inc.*	300	1,464
Altria Group, Inc.	6,569	128,949
American Italian Pasta Co., Class A*	100	3,479
American Oriental Bioengineering, Inc.*	300	1,395
Andersons, Inc./The	100	2,582
Archer-Daniels-Midland Co.	2,000	62,620
Avon Products, Inc.	11,300	355,950
Bare Escentuals, Inc.*	300	3,669
BJ's Wholesale Club, Inc.*	200	6,542
Brown-Forman Corp., Class B	275	14,732
Bunge Ltd.	400	25,532
Campbell Soup Co.	700	23,660
Casey's General Stores, Inc.	200	6,384
Central European Distribution Corp.*	150	4,262
Central Garden and Pet Co., Class A*	200	1,988
Chattem, Inc.*	53	4,945
Chiquita Brands International, Inc.*	100	1,804
Church & Dwight Co., Inc.	200	12,090
Clorox Co.	446	27,206
Coca-Cola Co./The	7,263	413,991
Coca-Cola Enterprises, Inc.	980	20,776
Colgate-Palmolive Co.	1,554	127,661
ConAgra Foods, Inc.	1,500	34,575
Constellation Brands, Inc., Class A*	700	11,151
Corn Products International, Inc.	300	8,769
Costco Wholesale Corp.	1,373	81,240
CVS Caremark Corp.	4,579	147,490
Darling International, Inc.*	300	2,514
Dean Foods Co.*	500	9,020
Del Monte Foods Co.	700	7,938
Diamond Foods, Inc.	100	3,554
Dr Pepper Snapple Group, Inc.	822	23,263
Elizabeth Arden, Inc.*	100	1,444
Energizer Holdings, Inc.*	212	12,991
Estee Lauder Cos., Inc./The, Class A	300	14,508
Flowers Foods, Inc.	300	7,128
Fresh Del Monte Produce, Inc.*	100	2,210
General Mills, Inc.	1,000	70,810
Green Mountain Coffee Roasters, Inc.*	79	6,436
H.J. Heinz Co.	1,000	42,760
Hain Celestial Group, Inc.*	100	1,701
Hansen Natural Corp.*	200	7,680
Herbalife Ltd.	282	11,441
Hershey Co./The	500	17,895
Hormel Foods Corp.	200	7,690
J.M. Smucker Co./The	360	22,230
Kellogg Co.	800	42,560
Kimberly-Clark Corp.	1,306	83,205
Kraft Foods, Inc., Class A	16,986	461,679
Kroger Co./The	2,000	41,060
Lancaster Colony Corp.	100	4,970
Lance, Inc.	100	2,630
Lorillard, Inc.	513	41,158
McCormick & Co., Inc.	400	14,452
Mead Johnson Nutrition Co., Class A	508	22,212
Molson Coors Brewing Co., Class B	400	18,064
Nash Finch Co.	100	3,709
NBTY, Inc.*	200	8,708
Nu Skin Enterprises, Inc., Class A	200	5,374
Pantry, Inc./The*	100	1,359
Pepsi Bottling Group, Inc.	500	18,750
PepsiAmericas, Inc.	200	5,852
PepsiCo, Inc.	4,955	301,264
Philip Morris International, Inc.	6,202	298,874
Prestige Brands Holdings, Inc.*	100	786
Procter & Gamble Co./The	9,125	553,249
Ralcorp Holdings, Inc.*	195	11,643
Reynolds American, Inc.	500	26,485
Rite Aid Corp.*	2,305	3,481
Ruddick Corp.	200	5,146
Safeway, Inc.	1,300	27,677
Sanderson Farms, Inc.	100	4,216
Sara Lee Corp.	6,425	78,257
Smart Balance, Inc.*	300	1,800
Smithfield Foods, Inc.*	480	7,291
Spartan Stores, Inc.	100	1,429
SUPERVALU, Inc.	600	7,626
SYSCO Corp.	1,813	50,655
Tootsie Roll Industries, Inc.	112	3,067
TreeHouse Foods, Inc.*	100	3,886
Tyson Foods, Inc., Class A	900	11,043
United Natural Foods, Inc.*	200	5,348
Universal Corp.	100	4,561
Vector Group Ltd.	126	1,764
Walgreen Co.	3,160	116,035
Wal-Mart Stores, Inc.	6,986	373,402
WD-40 Co.	100	3,236
Whole Foods Market, Inc.*	400	10,980
Winn-Dixie Stores, Inc.*	100	1,004
		4,506,853
Energy — 3.3%
Alpha Natural Resources, Inc.*	394	17,092
Anadarko Petroleum Corp.	1,577	98,436
Apache Corp.	3,773	389,260
Arch Coal, Inc.	500	11,125
Arena Resources, Inc.*	100	4,312
Atlas Energy, Inc.	212	6,396
ATP Oil & Gas Corp.*	100	1,828
Atwood Oceanics, Inc.*	200	7,170
Baker Hughes, Inc.	986	39,913
Basic Energy Services, Inc.*	100	890
Berry Petroleum Co., Class A	167	4,868
Bill Barrett Corp.*	120	3,733
BJ Services Co.	15,525	288,765
BP plc ADR	5,675	328,980
BPZ Resources, Inc.*	500	4,750
Brigham Exploration Co.*	300	4,065
Bristow Group, Inc.*	100	3,845
Cabot Oil & Gas Corp.	300	13,077
Cameron International Corp.*	818	34,192
CARBO Ceramics, Inc.	100	6,817
Carrizo Oil & Gas, Inc.*	100	2,649
Chesapeake Energy Corp.	1,990	51,501
Chevron Corp.	6,287	484,036
Cimarex Energy Co.	300	15,891
CNX Gas Corp.*	100	2,952
Complete Production Services, Inc.*	300	3,900
Comstock Resources, Inc.*	200	8,114
Concho Resources, Inc.*	200	8,980
ConocoPhillips	4,654	237,680
Consol Energy, Inc.	582	28,984
Continental Resources, Inc.*	100	4,289
Denbury Resources, Inc.*	700	10,360
Devon Energy Corp.	1,400	102,900
Diamond Offshore Drilling, Inc.	211	20,767
Dresser-Rand Group, Inc.*	280	8,851
Dril-Quip, Inc.*	100	5,648
El Paso Corp.	2,220	21,823
Encore Acquisition Co.*	200	9,604
EOG Resources, Inc.	760	73,948
EXCO Resources, Inc.	400	8,492
Exterran Holdings, Inc.*	300	6,435
Exxon Mobil Corp.	20,215	1,378,461
FMC Technologies, Inc.*	400	23,136
Forest Oil Corp.*	400	8,900
Frontier Oil Corp.	400	4,816
Frontline Ltd.	200	5,464
General Maritime Corp.	154	1,077
Global Industries Ltd.*	500	3,565
Goodrich Petroleum Corp.*	100	2,435
Gran Tierra Energy, Inc.*	818	4,687
Gulfmark Offshore, Inc.*	100	2,831
Halliburton Co.	2,838	85,395
Harvest Natural Resources, Inc.*	100	529
Helix Energy Solutions Group, Inc.*	500	5,875
Helmerich & Payne, Inc.	300	11,964
Hess Corp.	921	55,721
Holly Corp.	200	5,126
Hornbeck Offshore Services, Inc.*	100	2,328
International Coal Group, Inc.*	400	1,544
ION Geophysical Corp.*	300	1,776
Key Energy Services, Inc.*	500	4,395
Lufkin Industries, Inc.	100	7,320
Marathon Oil Corp.	2,237	69,839
Mariner Energy, Inc.*	400	4,644
Massey Energy Co.	300	12,603
Matrix Service Co.*	100	1,065
McMoRan Exploration Co.*	200	1,604
Murphy Oil Corp.	600	32,520
Nabors Industries Ltd.*	900	19,701
National Oilwell Varco, Inc.	1,304	57,493
Newfield Exploration Co.*	420	20,257
Newpark Resources, Inc.*	300	1,269
Noble Energy, Inc.	553	39,385
Nordic American Tanker Shipping	100	3,000
Occidental Petroleum Corp.	2,512	204,351
Oceaneering International, Inc.*	200	11,704
Oil States International, Inc.*	200	7,858
Overseas Shipholding Group, Inc.	100	4,395
Parker Drilling Co.*	300	1,485
Patriot Coal Corp.*	300	4,638
Patterson-UTI Energy, Inc.	600	9,210
Peabody Energy Corp.	800	36,168
Penn Virginia Corp.	200	4,258
Petrohawk Energy Corp.*	972	23,318
Petroleum Development Corp.*	100	1,821
Petroquest Energy, Inc.*	100	613
Pioneer Drilling Co.*	100	790
Pioneer Natural Resources Co.	400	19,268
Plains Exploration & Production Co.*	461	12,751
Pride International, Inc.*	580	18,508
Quicksilver Resources, Inc.*	400	6,004
Range Resources Corp.	550	27,418
Rosetta Resources, Inc.*	200	3,986
Rowan Cos., Inc.*	380	8,603
RPC, Inc.	225	2,340
SandRidge Energy, Inc.*	400	3,772
Schlumberger Ltd.	3,758	244,608
SEACOR Holdings, Inc.*	64	4,880
Seahawk Drilling, Inc.*	32	721
Ship Finance International Ltd.	220	2,999
Smith International, Inc.	782	21,247
Southern Union Co.	440	9,988
Southwestern Energy Co.*	1,091	52,586
Spectra Energy Corp.	2,057	42,189
St. Mary Land & Exploration Co.	200	6,848
Stone Energy Corp.*	200	3,610
Sunoco, Inc.	400	10,440
Superior Energy Services, Inc.*	320	7,773
Swift Energy Co.*	100	2,396
Teekay Corp.	200	4,642
Tesoro Corp.	520	7,046
Tetra Technologies, Inc.*	309	3,424
Tidewater, Inc.	200	9,590
Unit Corp.*	100	4,250
USEC, Inc.*	300	1,155
Vaalco Energy, Inc.*	200	910
Valero Energy Corp.	12,271	205,539
Venoco, Inc.*	80	1,043
W&T Offshore, Inc.	100	1,170
Warren Resources, Inc.*	200	490
Western Refining, Inc.*	100	471
Whiting Petroleum Corp.*	181	12,933
Willbros Group, Inc.*	100	1,687
Williams Cos., Inc./The	1,900	40,052
World Fuel Services Corp.	200	5,358
XTO Energy, Inc.	1,831	85,196
		5,476,543
Financials — 5.7%
Acadia Realty Trust REIT	104	1,754
Affiliated Managers Group, Inc.*	100	6,735
Aflac, Inc.	1,484	68,635
Alexander's, Inc. REIT*	10	3,044
Alexandria Real Estate Equities, Inc. REIT	142	9,129
Alleghany Corp.*	16	4,416
Allied Capital Corp.*	600	2,166
Allied World Assurance Co. Holdings Ltd.	171	7,878
Allstate Corp./The	17,795	534,562
Altisource Portfolio Solutions S.A.*	33	693
AMB Property Corp. REIT	460	11,753
American Campus Communities, Inc. REIT	200	5,620
American Capital Agency Corp. REIT	60	1,592
American Capital Ltd.*	866	2,113
American Equity Investment Life Holding Co.	100	744
American Express Co.	3,203	129,786
American Financial Group, Inc./OH	300	7,485
American International Group, Inc.*	392	11,752
American National Insurance Co.	48	5,733
AmeriCredit Corp.*	300	5,712
Ameriprise Financial, Inc.	820	31,832
Annaly Capital Management, Inc. REIT	1,744	30,258
Anworth Mortgage Asset Corp. REIT	200	1,400
AON Corp.	900	34,506
Apartment Investment & Management Co., Class A REIT	400	6,368
Apollo Investment Corp.	468	4,460
Arch Capital Group Ltd.*	141	10,089
Ares Capital Corp.	502	6,250
Argo Group International Holdings Ltd.*	64	1,865
Arthur J. Gallagher & Co.	342	7,698
Artio Global Investors, Inc.*	100	2,549
Aspen Insurance Holdings Ltd.	300	7,635
Associated Banc-Corp	500	5,505
Assurant, Inc.	400	11,792
Assured Guaranty Ltd.	343	7,464
Astoria Financial Corp.	300	3,729
AvalonBay Communities, Inc. REIT	261	21,431
Axis Capital Holdings Ltd.	12,300	349,443
BancorpSouth, Inc.	300	7,038
Bank Mutual Corp.	200	1,384
Bank of America Corp.	44,760	674,086
Bank of Hawaii Corp.	200	9,412
Bank of New York Mellon Corp./The	3,765	105,307
BankFinancial Corp.	100	990
BB&T Corp.	2,171	55,078
BioMed Realty Trust, Inc. REIT	300	4,734
BlackRock, Inc.	100	23,220
BOK Financial Corp.	100	4,752
Boston Properties, Inc. REIT	444	29,779
Brandywine Realty Trust REIT	400	4,560
BRE Properties, Inc. REIT	200	6,616
Brookline Bancorp, Inc.	200	1,982
Brown & Brown, Inc.	400	7,188
Camden Property Trust REIT	220	9,321
Capital One Financial Corp.	7,734	296,522
CapitalSource, Inc.	860	3,414
Capitol Federal Financial	100	3,146
Capstead Mortgage Corp. REIT	200	2,730
Cash America International, Inc.	100	3,496
Cathay General Bancorp	200	1,510
CB Richard Ellis Group, Inc., Class A*	796	10,802
CBL & Associates Properties, Inc. REIT	506	4,893
Cedar Shopping Centers, Inc. REIT	100	680
Charles Schwab Corp./The	3,008	56,611
Chemical Financial Corp.	100	2,358
Chimera Investment Corp. REIT	2,300	8,924
Chubb Corp.	1,100	54,098
Cincinnati Financial Corp.	500	13,120
Citigroup, Inc.	128,659	425,861
City Holding Co.	100	3,233
City National Corp./CA	120	5,472
CME Group, Inc.	205	68,870
CNA Financial Corp.*	140	3,360
Colonial Properties Trust REIT	200	2,346
Columbia Banking System, Inc.	100	1,618
Comerica, Inc.	8,150	240,995
Commerce Bancshares, Inc./MO	160	6,195
Community Bank System, Inc.	100	1,931
Community Trust Bancorp, Inc.	100	2,445
Conseco, Inc.*	737	3,685
Corporate Office Properties Trust REIT	200	7,326
Cousins Properties, Inc. REIT	41	313
Cullen/Frost Bankers, Inc.	200	10,000
CVB Financial Corp.	275	2,376
DCT Industrial Trust, Inc. REIT	720	3,614
Delphi Financial Group, Inc., Class A	150	3,356
Developers Diversified Realty Corp. REIT	558	5,167
DiamondRock Hospitality Co. REIT	400	3,388
Digital Realty Trust, Inc. REIT	200	10,056
Dime Community Bancshares	100	1,172
Discover Financial Services	1,680	24,713
Dollar Financial Corp.*	100	2,366
Douglas Emmett, Inc. REIT	300	4,275
Duke Realty Corp. REIT	600	7,302
E*Trade Financial Corp.*	4,565	7,989
East West Bancorp, Inc.	359	5,672
EastGroup Properties, Inc. REIT	100	3,828
Eaton Vance Corp.	320	9,731
Education Realty Trust, Inc. REIT	100	484
eHealth, Inc.*	100	1,643
Employers Holdings, Inc.	200	3,068
Endurance Specialty Holdings Ltd.	200	7,446
Enstar Group Ltd.*	36	2,629
Entertainment Properties Trust REIT	100	3,527
Equity Lifestyle Properties, Inc. REIT	100	5,047
Equity One, Inc. REIT	100	1,617
Equity Residential REIT	900	30,402
Erie Indemnity Co., Class A	100	3,902
Essex Property Trust, Inc. REIT	100	8,365
Everest Re Group Ltd.	190	16,279
Extra Space Storage, Inc. REIT	300	3,465
Ezcorp, Inc., Class A*	100	1,721
FBL Financial Group, Inc., Class A	100	1,852
Federal Realty Investment Trust REIT	158	10,700
Federated Investors, Inc., Class B	260	7,150
Fidelity National Financial, Inc., Class A	14,956	201,308
Fifth Third Bancorp	2,500	24,375
Financial Federal Corp.	150	4,125
First American Corp.	280	9,271
First BanCorp/Puerto Rico	200	460
First Busey Corp.	200	778
First Cash Financial Services, Inc.*	100	2,219
First Citizens BancShares, Inc./NC, Class A	26	4,264
First Commonwealth Financial Corp.	300	1,395
First Financial Bancorp	100	1,456
First Financial Bankshares, Inc.	100	5,423
First Horizon National Corp.*	664	8,902
First Merchants Corp.	100	594
First Midwest Bancorp, Inc./IL	200	2,178
First Niagara Financial Group, Inc.	600	8,346
First Potomac Realty Trust REIT	100	1,257
FirstMerit Corp.	344	6,928
Flagstar Bancorp, Inc.*	240	144
Flushing Financial Corp.	100	1,126
FNB Corp./PA	180	1,222
Forest City Enterprises, Inc., Class A*	300	3,534
Forestar Group, Inc.*	153	3,363
Franklin Resources, Inc.	474	49,936
Franklin Street Properties Corp. REIT	200	2,922
Fulton Financial Corp.	745	6,496
Genworth Financial, Inc., Class A*	1,532	17,388
Getty Realty Corp. REIT	100	2,353
Glacier Bancorp, Inc.	250	3,430
GLG Partners, Inc.*	745	2,399
Glimcher Realty Trust REIT	100	270
Goldman Sachs Group, Inc./The	1,581	266,936
Greenhill & Co., Inc.	53	4,253
Greenlight Capital Re Ltd., Class A*	100	2,357
Guaranty Bancorp*	200	264
Hancock Holding Co.	100	4,379
Hanover Insurance Group, Inc./The	200	8,886
Harleysville National Corp.	105	676
Hartford Financial Services Group, Inc.	9,594	223,156
Hatteras Financial Corp. REIT	100	2,796
HCC Insurance Holdings, Inc.	300	8,391
HCP, Inc. REIT	891	27,211
Health Care REIT, Inc. REIT	400	17,728
Healthcare Realty Trust, Inc. REIT	200	4,292
Highwoods Properties, Inc. REIT	200	6,670
Hilltop Holdings, Inc.*	124	1,443
Home Properties, Inc. REIT	100	4,771
Horace Mann Educators Corp.	100	1,250
Hospitality Properties Trust REIT	400	9,484
Host Hotels & Resorts, Inc. REIT*	1,934	22,570
HRPT Properties Trust REIT	940	6,082
Hudson City Bancorp, Inc.	1,500	20,595
Huntington Bancshares, Inc./OH	2,195	8,012
Iberiabank Corp.	49	2,637
Independent Bank Corp./MA	100	2,089
Inland Real Estate Corp. REIT	200	1,630
Interactive Brokers Group, Inc., Class A*	100	1,772
IntercontinentalExchange, Inc.*	216	24,257
International Bancshares Corp.	220	4,165
Invesco Ltd.	1,280	30,067
Investment Technology Group, Inc.*	200	3,940
Investors Bancorp, Inc.*	300	3,282
Investors Real Estate Trust REIT	200	1,800
Janus Capital Group, Inc.	623	8,379
Jefferies Group, Inc.*	300	7,119
Jones Lang LaSalle, Inc.	145	8,758
JPMorgan Chase & Co.	16,443	685,180
KBW, Inc.*	100	2,736
KeyCorp	2,480	13,764
Kilroy Realty Corp. REIT	100	3,067
Kimco Realty Corp. REIT	1,239	16,764
Kite Realty Group Trust REIT	100	407
Knight Capital Group, Inc., Class A*	400	6,160
LaBranche & Co., Inc.*	200	568
Lakeland Bancorp, Inc.	110	703
LaSalle Hotel Properties REIT	217	4,607
Lazard Ltd., Class A	200	7,594
Legg Mason, Inc.	466	14,055
Leucadia National Corp.*	520	12,371
Lexington Realty Trust REIT	341	2,073
Liberty Property Trust REIT	300	9,603
Lincoln National Corp.	972	24,183
Loews Corp.	1,038	37,731
LTC Properties, Inc. REIT	100	2,675
M&T Bank Corp.	249	16,656
Macerich Co./The REIT	262	9,423
Mack-Cali Realty Corp. REIT	200	6,914
Markel Corp.*	30	10,200
Marsh & McLennan Cos., Inc.	1,666	36,785
Marshall & Ilsley Corp.	1,615	8,802
Max Capital Group Ltd.	200	4,460
MB Financial, Inc.	100	1,972
MBIA, Inc.*	400	1,592
Medical Properties Trust, Inc. REIT	100	1,000
Mercury General Corp.	100	3,926
MetLife, Inc.	9,427	333,244
MF Global Ltd.*	400	2,780
MFA Financial, Inc. REIT	700	5,145
MGIC Investment Corp.*	472	2,728
Mid-America Apartment Communities, Inc. REIT	100	4,828
Montpelier Re Holdings Ltd.	400	6,928
Moody's Corp.	640	17,152
Morgan Stanley	12,756	377,578
MSCI, Inc., Class A*	339	10,780
NASDAQ OMX Group, Inc./The*	440	8,721
National Health Investors, Inc. REIT	100	3,699
National Penn Bancshares, Inc.	234	1,355
National Retail Properties, Inc. REIT	300	6,366
National Western Life Insurance Co., Class A	13	2,257
Nationwide Health Properties, Inc. REIT	400	14,072
Navigators Group, Inc.*	100	4,711
NBT Bancorp, Inc.	100	2,037
Nelnet, Inc., Class A	100	1,723
New York Community Bancorp, Inc.	1,360	19,734
NewAlliance Bancshares, Inc.	400	4,804
Northern Trust Corp.	766	40,138
NorthStar Realty Finance Corp. REIT	217	744
Northwest Bancshares, Inc.	225	2,547
NYSE Euronext	880	22,264
Ocwen Financial Corp.*	100	957
Old National Bancorp/IN	220	2,735
Old Republic International Corp.	590	5,924
Omega Healthcare Investors, Inc. REIT	300	5,835
optionsXpress Holdings, Inc.	200	3,090
Oriental Financial Group, Inc.	100	1,080
Pacific Capital Bancorp N.A.	200	192
PacWest Bancorp	100	2,015
Park National Corp.	40	2,355
Parkway Properties, Inc. REIT	100	2,082
PartnerRe Ltd.	266	19,860
People's United Financial, Inc.	998	16,667
PHH Corp.*	220	3,544
Phoenix Cos., Inc./The*	351	976
Pico Holdings, Inc.*	100	3,273
Pinnacle Financial Partners, Inc.*	100	1,422
Piper Jaffray Cos.*	100	5,061
Platinum Underwriters Holdings Ltd.	200	7,658
Plum Creek Timber Co., Inc. REIT	500	18,880
PNC Financial Services Group, Inc.	6,980	368,474
Popular, Inc.	1,965	4,441
Portfolio Recovery Associates, Inc.*	100	4,488
Post Properties, Inc. REIT	200	3,920
Potlatch Corp. REIT	138	4,399
Presidential Life Corp.	100	915
Principal Financial Group, Inc.	1,005	24,160
PrivateBancorp, Inc.	100	897
ProAssurance Corp.*	100	5,371
Progressive Corp./The*	2,173	39,092
ProLogis REIT	1,400	19,166
Prospect Capital Corp.	200	2,362
Prosperity Bancshares, Inc.	100	4,047
Protective Life Corp.	320	5,296
Provident Financial Services, Inc.	200	2,130
Provident New York Bancorp	100	844
Prudential Financial, Inc.	1,453	72,301
PS Business Parks, Inc. REIT	61	3,053
Public Storage REIT	413	33,639
Radian Group, Inc.	329	2,405
Raymond James Financial, Inc.	300	7,131
Rayonier, Inc. REIT	300	12,648
Realty Income Corp. REIT	400	10,364
Redwood Trust, Inc. REIT	200	2,892
Regency Centers Corp. REIT	300	10,518
Regions Financial Corp.	3,540	18,727
Reinsurance Group of America, Inc.	240	11,436
RenaissanceRe Holdings Ltd.	200	10,630
Renasant Corp.	100	1,360
Resource America, Inc., Class A	100	404
RLI Corp.	57	3,035
S&T Bancorp, Inc.	100	1,701
Safety Insurance Group, Inc.	100	3,623
Sandy Spring Bancorp, Inc.	100	889
Saul Centers, Inc. REIT	100	3,276
SEI Investments Co.	380	6,658
Selective Insurance Group	200	3,290
Senior Housing Properties Trust REIT	400	8,748
Signature Bank/New York NY*	100	3,190
Simmons First National Corp., Class A	100	2,780
Simon Property Group, Inc. REIT	806	64,319
SL Green Realty Corp. REIT	200	10,048
SLM Corp.*	1,472	16,589
Sovran Self Storage, Inc. REIT	100	3,573
St. Joe Co./The*	313	9,043
StanCorp Financial Group, Inc.	200	8,004
Starwood Property Trust, Inc. REIT	200	3,778
Sterling Bancorp/NY	105	750
Sterling Bancshares, Inc./TX	260	1,334
Stewart Information Services Corp.	100	1,128
Stifel Financial Corp.*	100	5,924
Sun Communities, Inc. REIT	100	1,975
Sunstone Hotel Investors, Inc. REIT*	300	2,664
SunTrust Banks, Inc.	1,560	31,652
Susquehanna Bancshares, Inc.	364	2,144
SVB Financial Group*	140	5,837
SWS Group, Inc.	150	1,815
Synovus Financial Corp.	680	1,394
T. Rowe Price Group, Inc.	800	42,600
Tanger Factory Outlet Centers REIT	100	3,899
Taubman Centers, Inc. REIT	200	7,182
TCF Financial Corp.	500	6,810
TD Ameritrade Holding Corp.*	819	15,872
Tejon Ranch Co.*	100	2,922
Texas Capital Bancshares, Inc.*	100	1,396
TFS Financial Corp.	400	4,856
Torchmark Corp.	11,300	496,635
Tower Group, Inc.	100	2,341
TowneBank/Portsmouth VA	100	1,168
Transatlantic Holdings, Inc.	100	5,211
Travelers Cos., Inc./The	1,800	89,748
Tree.com, Inc.*	23	210
TrustCo Bank Corp./NY	300	1,890
Trustmark Corp.	200	4,508
UBS AG*	25,600	397,056
UDR, Inc. REIT	555	9,124
UMB Financial Corp.	100	3,935
Umpqua Holdings Corp.	200	2,682
United Bankshares, Inc.	100	1,997
United Community Banks, Inc./GA*	592	2,007
United Fire & Casualty Co.	100	1,823
Unitrin, Inc.	200	4,410
Univest Corp of Pennsylvania	100	1,753
Unum Group	1,100	21,472
Urstadt Biddle Properties, Inc., Class A REIT	100	1,527
U-Store-It Trust REIT	100	732
Validus Holdings Ltd.	394	10,614
Valley National Bancorp	549	7,757
Ventas, Inc. REIT	511	22,351
Virtus Investment Partners, Inc.*	118	1,876
Vornado Realty Trust REIT	484	33,818
W.R. Berkley Corp.	400	9,856
Waddell & Reed Financial, Inc., Class A	293	8,948
Walter Investment Management Corp. REIT	77	1,103
Washington Federal, Inc.	300	5,802
Washington Real Estate Investment Trust REIT	200	5,510
Webster Financial Corp.	265	3,146
Weingarten Realty Investors REIT	371	7,342
Wells Fargo & Co.	14,920	402,691
WesBanco, Inc.	100	1,234
Wesco Financial Corp.	8	2,744
Westamerica Bancorporation	100	5,537
White Mountains Insurance Group Ltd.	36	11,976
Whitney Holding Corp./LA	280	2,551
Wilmington Trust Corp.	300	3,702
Wintrust Financial Corp.	100	3,079
World Acceptance Corp.*	100	3,583
XL Capital Ltd., Class A	1,100	20,163
Zenith National Insurance Corp.	150	4,464
Zions Bancorporation	500	6,415
		9,455,849
Health Care — 3.4%
Abaxis, Inc.*	100	2,555
Abbott Laboratories	4,900	264,551
ABIOMED, Inc.*	100	874
Abraxis Bioscience, Inc.*	25	1,014
Acorda Therapeutics, Inc.*	164	4,136
Aetna, Inc.	6,800	215,560
Albany Molecular Research, Inc.*	100	908
Alexion Pharmaceuticals, Inc.*	300	14,646
Align Technology, Inc.*	200	3,564
Alkermes, Inc.*	300	2,823
Allergan, Inc.	957	60,301
Allos Therapeutics, Inc.*	300	1,971
Allscripts-Misys Healthcare Solutions, Inc.*	237	4,795
Alnylam Pharmaceuticals, Inc.*	100	1,762
AMAG Pharmaceuticals, Inc.*	100	3,803
Amedisys, Inc.*	134	6,507
American Medical Systems Holdings, Inc.*	200	3,858
AMERIGROUP Corp.*	200	5,392
AmerisourceBergen Corp.	1,000	26,070
Amgen, Inc.*	3,182	180,006
AMN Healthcare Services, Inc.*	100	906
Amsurg Corp.*	100	2,202
Amylin Pharmaceuticals, Inc.*	400	5,676
Arena Pharmaceuticals, Inc.*	260	923
Ariad Pharmaceuticals, Inc.*	200	456
Array Biopharma, Inc.*	200	562
athenahealth, Inc.*	100	4,524
Auxilium Pharmaceuticals, Inc.*	100	2,998
Baxter International, Inc.	1,900	111,492
Beckman Coulter, Inc.	200	13,088
Becton Dickinson and Co.	747	58,908
Biogen Idec, Inc.*	916	49,006
BioMarin Pharmaceutical, Inc.*	400	7,524
Bio-Rad Laboratories, Inc., Class A*	58	5,595
Boston Scientific Corp.*	4,783	43,047
Bristol-Myers Squibb Co.	5,586	141,053
Brookdale Senior Living, Inc.*	180	3,274
Bruker Corp.*	200	2,412
C.R. Bard, Inc.	300	23,370
Cambrex Corp.*	100	558
Cardinal Health, Inc.	5,250	169,260
CareFusion Corp.*	550	13,755
Catalyst Health Solutions, Inc.*	100	3,647
Celera Corp.*	300	2,073
Celgene Corp.*	1,438	80,068
Cell Therapeutics, Inc.*	1,848	2,107
Centene Corp.*	200	4,234
Cephalon, Inc.*	200	12,482
Cepheid, Inc.*	200	2,496
Cerner Corp.*	200	16,488
Charles River Laboratories International, Inc.*	200	6,738
Chemed Corp.	100	4,797
CIGNA Corp.	955	33,683
Community Health Systems, Inc.*	300	10,680
Conceptus, Inc.*	100	1,876
Conmed Corp.*	100	2,280
Cooper Cos., Inc./The	200	7,624
Covance, Inc.*	213	11,623
Coventry Health Care, Inc.*	600	14,574
Cross Country Healthcare, Inc.*	100	991
Cubist Pharmaceuticals, Inc.*	200	3,794
Cyberonics, Inc.*	100	2,044
Cypress Bioscience, Inc.*	100	576
DaVita, Inc.*	300	17,622
Dendreon Corp.*	400	10,512
DENTSLPY International, Inc.	486	17,093
Dionex Corp.*	100	7,387
Eclipsys Corp.*	200	3,704
Edwards Lifesciences Corp.*	200	17,370
Eli Lilly and Co.	3,192	113,986
Emergency Medical Services Corp., Class A*	100	5,415
Endo Pharmaceuticals Holdings, Inc.*	300	6,153
Enzo Biochem, Inc.*	100	538
Enzon Pharmaceuticals, Inc.*	200	2,106
eResearchTechnology, Inc.*	200	1,202
ev3, Inc.*	300	4,002
Exelixis, Inc.*	300	2,211
Express Scripts, Inc.*	867	74,952
Facet Biotech Corp.*	80	1,406
Forest Laboratories, Inc.*	940	30,183
Genoptix, Inc.*	100	3,553
Gen-Probe, Inc.*	200	8,580
Gentiva Health Services, Inc.*	100	2,701
Genzyme Corp.*	856	41,953
Geron Corp.*	200	1,110
Gilead Sciences, Inc.*	2,900	125,512
Greatbatch, Inc.*	100	1,923
Haemonetics Corp.*	100	5,515
Hanger Orthopedic Group, Inc.*	200	2,766
Health Management Associates, Inc., Class A*	749	5,445
Health Net, Inc.*	400	9,316
Healthsouth Corp.*	400	7,508
Healthspring, Inc.*	200	3,522
Healthways, Inc.*	100	1,834
Henry Schein, Inc.*	300	15,780
Hill-Rom Holdings, Inc.	300	7,197
HMS Holdings Corp.*	100	4,869
Hologic, Inc.*	716	10,382
Hospira, Inc.*	500	25,500
Human Genome Sciences, Inc.*	600	18,360
Humana, Inc.*	500	21,945
IDEXX Laboratories, Inc.*	200	10,688
Illumina, Inc.*	400	12,260
Immucor, Inc.*	200	4,048
Impax Laboratories, Inc.*	200	2,720
IMS Health, Inc.	700	14,742
Incyte Corp. Ltd.*	300	2,733
Integra LifeSciences Holdings Corp.*	100	3,678
InterMune, Inc.*	100	1,304
Intuitive Surgical, Inc.*	118	35,792
Invacare Corp.	100	2,494
inVentiv Health, Inc.*	100	1,617
Inverness Medical Innovations, Inc.*	220	9,132
Isis Pharmaceuticals, Inc.*	400	4,440
Johnson & Johnson	12,541	807,766
Kindred Healthcare, Inc.*	100	1,846
Kinetic Concepts, Inc.*	200	7,530
King Pharmaceuticals, Inc.*	1,000	12,270
KV Pharmaceutical Co., Class A*	100	367
Laboratory Corp. of America Holdings*	342	25,595
Landauer, Inc.	54	3,316
Life Technologies Corp.*	509	26,585
LifePoint Hospitals, Inc.*	200	6,502
Lincare Holdings, Inc.*	300	11,136
Luminex Corp.*	100	1,493
Magellan Health Services, Inc.*	100	4,073
MannKind Corp.*	100	876
Martek Biosciences Corp.*	100	1,894
Masimo Corp.*	200	6,084
McKesson Corp.	873	54,562
MedAssets, Inc.*	157	3,330
Medco Health Solutions, Inc.*	1,524	97,399
Medicines Co./The*	200	1,668
Medicis Pharmaceutical Corp., Class A	200	5,410
Medivation, Inc.*	100	3,765
Mednax, Inc.*	200	12,022
Medtronic, Inc.	3,523	154,942
Merck & Co., Inc.	9,541	348,628
Meridian Bioscience, Inc.	150	3,233
Merit Medical Systems, Inc.*	100	1,929
Mettler-Toledo International, Inc.*	106	11,129
Millipore Corp.*	200	14,470
Mylan, Inc.*	880	16,218
Myriad Genetics, Inc.*	274	7,151
Myriad Pharmaceuticals, Inc.*	68	342
Nabi Biopharmaceuticals*	200	980
Natus Medical, Inc.*	100	1,479
Nektar Therapeutics*	300	2,796
NuVasive, Inc.*	100	3,198
Odyssey HealthCare, Inc.*	100	1,558
Omnicare, Inc.	395	9,551
Omnicell, Inc.*	200	2,338
Onyx Pharmaceuticals, Inc.*	200	5,868
OraSure Technologies, Inc.*	200	1,016
Orthofix International NV*	100	3,097
OSI Pharmaceuticals, Inc.*	212	6,578
Owens & Minor, Inc.	100	4,293
Palomar Medical Technologies, Inc.*	100	1,008
Par Pharmaceutical Cos., Inc.*	100	2,706
Parexel International Corp.*	200	2,820
Patterson Cos., Inc.*	287	8,030
PDL BioPharma, Inc.	500	3,430
PerkinElmer, Inc.	400	8,236
Perrigo Co.	300	11,952
Pfizer, Inc.	25,301	460,225
Pharmaceutical Product Development, Inc.	400	9,376
PharMerica Corp.*	102	1,620
Phase Forward, Inc.*	100	1,535
Progenics Pharmaceuticals, Inc.*	100	444
Providence Service Corp./The*	40	632
PSS World Medical, Inc.*	200	4,514
Psychiatric Solutions, Inc.*	200	4,228
Quality Systems, Inc.	100	6,279
Quest Diagnostics, Inc.	500	30,190
Quidel Corp.*	200	2,756
Regeneron Pharmaceuticals, Inc.*	200	4,836
RehabCare Group, Inc.*	100	3,043
Res-Care, Inc.*	100	1,120
ResMed, Inc.*	200	10,454
Rigel Pharmaceuticals, Inc.*	100	951
Salix Pharmaceuticals Ltd.*	200	5,080
Savient Pharmaceuticals, Inc.*	300	4,083
Seattle Genetics, Inc.*	300	3,048
Sequenom, Inc.*	200	828
SonoSite, Inc.*	100	2,363
St. Jude Medical, Inc.*	1,100	40,458
STERIS Corp.	200	5,594
Stryker Corp.	1,075	54,148
Sun Healthcare Group, Inc.*	200	1,834
SurModics, Inc.*	100	2,266
Symmetry Medical, Inc.*	100	806
Talecris Biotherapeutics Holdings Corp.*	200	4,454
Techne Corp.	100	6,856
Teleflex, Inc.	100	5,389
Tenet Healthcare Corp.*	1,474	7,945
Theravance, Inc.*	200	2,614
Thermo Fisher Scientific, Inc.*	1,300	61,997
Thoratec Corp.*	200	5,384
United Therapeutics Corp.*	200	10,530
UnitedHealth Group, Inc.	3,726	113,568
Universal American Corp.*	100	1,170
Universal Health Services, Inc., Class B	312	9,516
Valeant Pharmaceuticals International*	300	9,537
Varian Medical Systems, Inc.*	400	18,740
Varian, Inc.*	100	5,154
VCA Antech, Inc.*	300	7,476
Vertex Pharmaceuticals, Inc.*	600	25,710
Viropharma, Inc.*	200	1,678
Vital Images, Inc.*	100	1,269
Vivus, Inc.*	300	2,757
Volcano Corp.*	200	3,476
Waters Corp.*	300	18,588
Watson Pharmaceuticals, Inc.*	300	11,883
WellCare Health Plans, Inc.*	200	7,352
WellPoint, Inc.*	1,447	84,346
West Pharmaceutical Services, Inc.	100	3,920
Wright Medical Group, Inc.*	100	1,895
XenoPort, Inc.*	100	1,856
Zimmer Holdings, Inc.*	5,802	342,956
Zoll Medical Corp.*	100	2,672
Zymogenetics, Inc.*	100	639
		5,615,824
Industrials — 3.4%
3M Co.	2,153	177,989
A.O. Smith Corp.	100	4,339
A123 Systems, Inc.*	100	2,244
AAR Corp.*	100	2,298
ABM Industries, Inc.	100	2,066
ACCO Brands Corp.*	359	2,614
Actuant Corp., Class A	200	3,706
Acuity Brands, Inc.	200	7,128
Administaff, Inc.	100	2,359
Advisory Board Co./The*	100	3,066
Aecom Technology Corp.*	300	8,250
AGCO Corp.*	311	10,058
AirTran Holdings, Inc.*	300	1,566
Alaska Air Group, Inc.*	200	6,912
Albany International Corp., Class A	100	2,246
Alexander & Baldwin, Inc.	200	6,846
Allegiant Travel Co.*	42	1,981
Alliant Techsystems, Inc.*	101	8,915
American Ecology Corp.	100	1,704
American Science & Engineering, Inc.	37	2,806
American Superconductor Corp.*	200	8,180
Ameron International Corp.	56	3,554
AMETEK, Inc.	350	13,384
AMR Corp.*	980	7,575
Apogee Enterprises, Inc.	100	1,400
Applied Industrial Technologies, Inc.	150	3,311
Arkansas Best Corp.	100	2,943
Armstrong World Industries, Inc.*	100	3,893
Astec Industries, Inc.*	100	2,694
ATC Technology Corp.*	100	2,385
Atlas Air Worldwide Holdings, Inc.*	100	3,725
Avery Dennison Corp.	380	13,866
Avis Budget Group, Inc.*	387	5,077
Badger Meter, Inc.	100	3,982
Baldor Electric Co.	200	5,618
Barnes Group, Inc.	200	3,380
BE Aerospace, Inc.*	400	9,400
Beacon Roofing Supply, Inc.*	150	2,400
Belden, Inc.	200	4,384
Blount International, Inc.*	100	1,010
Boeing Co.	10,787	583,900
Bowne & Co., Inc.	84	561
Brady Corp., Class A	200	6,002
Briggs & Stratton Corp.	200	3,742
Brink's Co./The	100	2,434
Bucyrus International, Inc.	300	16,911
Burlington Northern Santa Fe Corp.	862	85,010
C.H. Robinson Worldwide, Inc.	500	29,365
Carlisle Cos., Inc.	200	6,852
Cascade Corp.	100	2,749
Caterpillar, Inc.	1,946	110,903
CBIZ, Inc.*	200	1,540
Celadon Group, Inc.*	100	1,085
Cenveo, Inc.*	200	1,750
Ceradyne, Inc.*	100	1,921
Cintas Corp.	360	9,378
CIRCOR International, Inc.	100	2,518
CLARCOR, Inc.	200	6,488
Clean Harbors, Inc.*	60	3,577
Comfort Systems USA, Inc.	100	1,234
Continental Airlines, Inc., Class B*	400	7,168
Con-way, Inc.	200	6,982
Cooper Industries plc	3,125	133,250
Copa Holdings S.A., Class A	100	5,447
Copart, Inc.*	200	7,326
Corporate Executive Board Co./The	100	2,282
Corrections Corp. of America*	300	7,365
CoStar Group, Inc.*	100	4,177
Covanta Holding Corp.*	314	5,680
CRA International, Inc.*	100	2,665
Crane Co.	160	4,899
CSX Corp.	1,200	58,188
Cubic Corp.	100	3,730
Cummins, Inc.	600	27,516
Curtiss-Wright Corp.	200	6,264
Danaher Corp.	800	60,160
Deere & Co.	1,376	74,428
Delta Air Lines, Inc.*	2,517	28,643
Deluxe Corp.	240	3,550
Dollar Thrifty Automotive Group, Inc.*	100	2,561
Donaldson Co., Inc.	300	12,762
Dover Corp.	600	24,966
Dun & Bradstreet Corp.	171	14,427
Dycom Industries, Inc.*	160	1,285
Eaton Corp.	500	31,810
EMCOR Group, Inc.*	280	7,532
Emerson Electric Co.	2,400	102,240
Encore Wire Corp.	100	2,107
Energy Conversion Devices, Inc.*	200	2,114
EnergySolutions, Inc.	307	2,606
EnerSys*	200	4,374
Ennis, Inc.	100	1,679
EnPro Industries, Inc.*	100	2,641
Equifax, Inc.	455	14,055
ESCO Technologies, Inc.	100	3,585
Esterline Technologies Corp.*	100	4,077
Expeditors International of Washington, Inc.	700	24,311
Exponent, Inc.*	100	2,784
Fastenal Co.	400	16,656
Federal Signal Corp.	200	1,204
FedEx Corp.	949	79,194
First Solar, Inc.*	164	22,206
Flowserve Corp.	177	16,732
Fluor Corp.	575	25,898
Force Protection, Inc.*	300	1,563
Forward Air Corp.	100	2,505
Franklin Electric Co., Inc.	100	2,908
FTI Consulting, Inc.*	154	7,263
FuelCell Energy, Inc.*	200	752
G&K Services, Inc., Class A	100	2,513
Gardner Denver, Inc.	200	8,510
GATX Corp.	200	5,750
Genco Shipping & Trading Ltd.*	100	2,238
General Cable Corp.*	200	5,884
General Dynamics Corp.	1,093	74,510
General Electric Co.	33,215	502,543
Genesee & Wyoming, Inc., Class A*	150	4,896
Geo Group, Inc./The*	100	2,188
GeoEye, Inc.*	100	2,788
Gibraltar Industries, Inc.*	100	1,573
Goodrich Corp.	400	25,700
Graco, Inc.	214	6,114
GrafTech International Ltd.*	280	4,354
Granite Construction, Inc.	100	3,366
Griffon Corp.*	163	1,992
Harsco Corp.	300	9,669
Healthcare Services Group, Inc.	150	3,219
Heartland Express, Inc.	266	4,062
HEICO Corp.	100	4,433
Heidrick & Struggles International, Inc.	100	3,124
Herman Miller, Inc.	200	3,196
Hertz Global Holdings, Inc.*	671	7,998
Hexcel Corp.*	300	3,894
HNI Corp.	200	5,526
Honeywell International, Inc.	2,300	90,160
HUB Group, Inc., Class A*	200	5,366
Hubbell, Inc., Class B	200	9,460
Huron Consulting Group, Inc.*	100	2,304
IDEX Corp.	300	9,345
IHS, Inc., Class A*	163	8,934
II-VI, Inc.*	100	3,180
Illinois Tool Works, Inc.	1,400	67,186
Insituform Technologies, Inc., Class A*	100	2,272
Interface, Inc., Class A	200	1,662
Interline Brands, Inc.*	100	1,727
Iron Mountain, Inc.*	500	11,380
ITT Corp.	600	29,844
J.B. Hunt Transport Services, Inc.	293	9,455
Jacobs Engineering Group, Inc.*	400	15,044
JetBlue Airways Corp.*	550	2,998
John Bean Technologies Corp.	108	1,837
Joy Global, Inc.	337	17,386
Kadant, Inc.*	100	1,596
Kaman Corp.	100	2,309
Kansas City Southern*	300	9,987
Kaydon Corp.	100	3,576
KBR, Inc.	535	10,165
Kelly Services, Inc., Class A*	100	1,193
Kennametal, Inc.	200	5,184
Kforce, Inc.*	100	1,250
Kimball International, Inc., Class B	100	852
Kirby Corp.*	200	6,966
Knight Transportation, Inc.	150	2,894
Knoll, Inc.	100	1,033
Korn/Ferry International*	100	1,650
L-3 Communications Holdings, Inc.	4,675	406,491
Landstar System, Inc.	200	7,754
Lennox International, Inc.	200	7,808
Lincoln Electric Holdings, Inc.	100	5,346
Lockheed Martin Corp.	1,000	75,350
LSI Industries, Inc.	100	788
Manitowoc Co., Inc./The	432	4,307
Manpower, Inc.	251	13,700
Masco Corp.	1,100	15,191
MasTec, Inc.*	100	1,250
McDermott International, Inc.*	745	17,887
McGrath RentCorp	100	2,236
Middleby Corp.*	70	3,431
Mine Safety Appliances Co.	100	2,653
Mobile Mini, Inc.*	200	2,818
Monster Worldwide, Inc.*	500	8,700
Moog, Inc., Class A*	200	5,846
MPS Group, Inc.*	300	4,122
MSC Industrial Direct Co., Class A	100	4,700
Mueller Industries, Inc.	100	2,484
Mueller Water Products, Inc., Class A	500	2,600
Navigant Consulting, Inc.*	200	2,972
Navistar International Corp.*	210	8,116
NCI Building Systems, Inc.*	100	181
Nordson Corp.	100	6,118
Norfolk Southern Corp.	1,162	60,912
Northrop Grumman Corp.	11,295	630,826
Old Dominion Freight Line, Inc.*	150	4,605
Orbital Sciences Corp.*	200	3,052
Orion Marine Group, Inc.*	100	2,106
Oshkosh Corp.	300	11,109
Otter Tail Corp.	100	2,480
Owens Corning*	400	10,256
PACCAR, Inc.	1,124	40,767
Pacer International, Inc.*	100	316
Pall Corp.	400	14,480
Parker Hannifin Corp.	500	26,940
Pentair, Inc.	300	9,690
Pitney Bowes, Inc.	634	14,430
Power-One, Inc.*	300	1,305
Precision Castparts Corp.	448	49,437
Quanex Building Products Corp.	150	2,545
Quanta Services, Inc.*	602	12,546
R.R. Donnelley & Sons Co.	680	15,144
Raven Industries, Inc.	100	3,177
Raytheon Co.	1,200	61,824
RBC Bearings, Inc.*	100	2,433
Regal-Beloit Corp.	100	5,194
Republic Airways Holdings, Inc.*	100	739
Republic Services, Inc.	1,034	29,273
Resources Connection, Inc.*	200	4,244
Robbins & Myers, Inc.	100	2,352
Robert Half International, Inc.	500	13,365
Rockwell Automation, Inc.	400	18,792
Rockwell Collins, Inc.	500	27,680
Rollins, Inc.	150	2,892
Roper Industries, Inc.	300	15,711
RSC Holdings, Inc.*	200	1,408
Rush Enterprises, Inc., Class A*	150	1,783
Ryder System, Inc.	200	8,234
Seaboard Corp.	2	2,698
Shaw Group, Inc./The*	220	6,325
Simpson Manufacturing Co., Inc.	100	2,689
Skywest, Inc.	200	3,384
Snap-On, Inc.	200	8,452
Southwest Airlines Co.	2,400	27,432
Spherion Corp.*	200	1,124
Spirit Aerosystems Holdings, Inc., Class A*	400	7,944
SPX Corp.	180	9,846
Stanley Works/The	240	12,362
Steelcase, Inc., Class A	200	1,272
Stericycle, Inc.*	300	16,551
SunPower Corp., Class A*	324	7,672
SYKES Enterprises, Inc.*	100	2,547
Taser International, Inc.*	200	876
Team, Inc.*	100	1,881
Tecumseh Products Co., Class A*	100	1,169
Teledyne Technologies, Inc.*	100	3,836
Terex Corp.*	400	7,924
Tetra Tech, Inc.*	200	5,434
Textron, Inc.	920	17,305
Thomas & Betts Corp.*	140	5,011
Timken Co.	333	7,895
Titan International, Inc.	125	1,014
Toro Co.	100	4,181
Towers Watson & Co., Class A	100	4,752
TransDigm Group, Inc.	100	4,749
Tredegar Corp.	100	1,582
Trinity Industries, Inc.	220	3,837
Triumph Group, Inc.	51	2,461
TrueBlue, Inc.*	200	2,962
Tutor Perini Corp.*	200	3,616
UAL Corp.*	520	6,713
Union Pacific Corp.	1,587	101,409
United Parcel Service, Inc., Class B	2,178	124,952
United Rentals, Inc.*	200	1,962
United Stationers, Inc.*	100	5,685
United Technologies Corp.	2,631	182,618
Universal Forest Products, Inc.	100	3,681
URS Corp.*	260	11,575
US Airways Group, Inc.*	500	2,420
USG Corp.*	100	1,405
UTi Worldwide, Inc.	400	5,728
Valmont Industries, Inc.	58	4,550
Verisk Analytics, Inc., Class A*	300	9,084
Viad Corp.	100	2,063
Vicor Corp.*	100	930
W.W. Grainger, Inc.	235	22,755
Waste Connections, Inc.*	300	10,002
Waste Management, Inc.	1,500	50,715
Watsco, Inc.	100	4,898
Watts Water Technologies, Inc., Class A	100	3,092
Werner Enterprises, Inc.	200	3,958
WESCO International, Inc.*	200	5,402
Westinghouse Air Brake Technologies Corp.	200	8,168
Woodward Governor Co.	200	5,154
		5,660,524
Information Technology — 5.6%
3Com Corp.*	1,600	12,000
ACI Worldwide, Inc.*	100	1,715
Actel Corp.*	100	1,188
Activision Blizzard, Inc.*	1,700	18,887
Acxiom Corp.*	200	2,684
Adaptec, Inc.*	400	1,340
ADC Telecommunications, Inc.*	382	2,372
Adobe Systems, Inc.*	1,616	59,436
ADTRAN, Inc.	200	4,510
Advanced Energy Industries, Inc.*	100	1,508
Advanced Micro Devices, Inc.*	1,700	16,456
Advent Software, Inc.*	100	4,073
Affiliated Computer Services, Inc., Class A*	300	17,907
Agilent Technologies, Inc.*	1,031	32,033
Agilysys, Inc.	80	728
Akamai Technologies, Inc.*	500	12,665
Alcatel-Lucent ADR*	86,025	285,603
Alliance Data Systems Corp.*	200	12,918
Altera Corp.	1,000	22,630
Amdocs Ltd.*	1,925	54,920
Amkor Technology, Inc.*	400	2,864
Amphenol Corp., Class A	600	27,708
Analog Devices, Inc.	965	30,475
Anixter International, Inc.*	100	4,710
ANSYS, Inc.*	300	13,038
AOL, Inc.*	342	7,962
Apple, Inc.*	2,798	589,986
Applied Materials, Inc.	4,120	57,433
Applied Micro Circuits Corp.*	250	1,867
Ariba, Inc.*	160	2,003
Arris Group, Inc.*	393	4,492
Arrow Electronics, Inc.*	400	11,844
Art Technology Group, Inc.*	400	1,804
Aruba Networks, Inc.*	260	2,772
AsiaInfo Holdings, Inc.*	100	3,047
Atheros Communications, Inc.*	200	6,848
Atmel Corp.*	1,300	5,993
ATMI, Inc.*	100	1,862
Autodesk, Inc.*	744	18,905
Automatic Data Processing, Inc.	1,590	68,084
Avnet, Inc.*	500	15,080
AVX Corp.	200	2,534
Benchmark Electronics, Inc.*	250	4,727
Black Box Corp.	100	2,834
Blackbaud, Inc.	100	2,363
Blackboard, Inc.*	100	4,539
Blue Coat Systems, Inc.*	161	4,595
BMC Software, Inc.*	600	24,060
Brightpoint, Inc.*	270	1,985
Broadcom Corp., Class A*	1,560	49,062
Broadridge Financial Solutions, Inc.	450	10,152
Brocade Communications Systems, Inc.*	1,200	9,156
Brooks Automation, Inc.*	311	2,668
CA, Inc.	20,091	451,244
Cabot Microelectronics Corp.*	100	3,296
CACI International, Inc., Class A*	100	4,885
Cadence Design Systems, Inc.*	1,000	5,990
Cavium Networks, Inc.*	146	3,479
Checkpoint Systems, Inc.*	100	1,525
Ciber, Inc.*	200	690
Ciena Corp.*	371	4,022
Cirrus Logic, Inc.*	300	2,046
Cisco Systems, Inc.*	18,200	435,708
Citrix Systems, Inc.*	586	24,383
Cogent, Inc.*	100	1,039
Cognex Corp.	200	3,544
Cognizant Technology Solutions Corp., Class A*	939	42,537
Coherent, Inc.*	100	2,973
Cohu, Inc.	100	1,395
CommScope, Inc.*	300	7,959
CommVault Systems, Inc.*	200	4,738
Computer Sciences Corp.*	500	28,765
Compuware Corp.*	700	5,061
Comtech Telecommunications Corp.*	100	3,505
Concur Technologies, Inc.*	200	8,550
Convergys Corp.*	500	5,375
Corning, Inc.	4,820	93,074
Cree, Inc.*	300	16,911
CSG Systems International, Inc.*	200	3,818
CTS Corp.	100	962
Cybersource Corp.*	300	6,033
Cymer, Inc.*	100	3,838
Cypress Semiconductor Corp.*	620	6,547
Daktronics, Inc.	200	1,842
DealerTrack Holdings, Inc.*	100	1,879
Dell, Inc.*	22,130	317,787
Deltek, Inc.*	29	226
DG FastChannel, Inc.*	100	2,793
Diebold, Inc.	200	5,690
Digital River, Inc.*	100	2,699
Diodes, Inc.*	100	2,045
Dolby Laboratories, Inc., Class A*	200	9,546
DSP Group, Inc.*	100	563
DST Systems, Inc.*	100	4,355
DTS, Inc.*	100	3,421
Earthlink, Inc.	400	3,324
eBay, Inc.*	3,537	83,261
Echelon Corp.*	100	1,156
EchoStar Corp., Class A*	160	3,222
Electro Scientific Industries, Inc.*	100	1,082
Electronic Arts, Inc.*	1,041	18,478
Electronics for Imaging, Inc.*	200	2,602
EMC Corp.*	6,300	110,061
Emulex Corp.*	300	3,270
Entegris, Inc.*	800	4,224
Epicor Software Corp.*	200	1,524
EPIQ Systems, Inc.*	100	1,399
Equinix, Inc.*	100	10,615
Euronet Worldwide, Inc.*	200	4,390
Exar Corp.*	100	711
Extreme Networks*	219	629
F5 Networks, Inc.*	200	10,596
Factset Research Systems, Inc.	100	6,587
Fair Isaac Corp.	200	4,262
Fairchild Semiconductor International, Inc.*	460	4,595
FEI Co.*	100	2,336
Fidelity National Information Services, Inc.	1,041	24,401
Fiserv, Inc.*	500	24,240
FLIR Systems, Inc.*	432	14,135
Formfactor, Inc.*	200	4,352
Gartner, Inc.*	200	3,608
Genpact Ltd.*	200	2,980
Global Cash Access Holdings, Inc.*	100	749
Global Payments, Inc.	300	16,158
Google, Inc., Class A*	751	465,605
GSI Commerce, Inc.*	100	2,539
Harmonic, Inc.*	300	1,899
Harris Corp.	420	19,971
Harris Stratex Networks, Inc., Class A*	104	719
Heartland Payment Systems, Inc.	100	1,313
Hewitt Associates, Inc., Class A*	300	12,678
Hewlett-Packard Co.	7,505	386,583
Hittite Microwave Corp.*	100	4,075
IAC/InterActiveCorp*	370	7,578
Infinera Corp.*	400	3,548
infoGROUP, Inc.*	100	802
Informatica Corp.*	300	7,758
Infospace, Inc.*	100	857
Ingram Micro, Inc., Class A*	500	8,725
Insight Enterprises, Inc.*	200	2,284
Integrated Device Technology, Inc.*	720	4,658
Intel Corp.	17,556	358,142
InterDigital, Inc.*	200	5,308
Intermec, Inc.*	200	2,572
International Business Machines Corp.	4,144	542,450
International Rectifier Corp.*	300	6,636
Internet Capital Group, Inc.*	100	665
Intersil Corp., Class A	460	7,056
Intevac, Inc.*	100	1,147
Intuit, Inc.*	1,000	30,710
Itron, Inc.*	104	7,027
Ixia*	100	744
j2 Global Communications, Inc.*	200	4,070
Jabil Circuit, Inc.	800	13,896
Jack Henry & Associates, Inc.	300	6,936
JDA Software Group, Inc.*	100	2,547
JDS Uniphase Corp.*	812	6,699
Juniper Networks, Inc.*	1,600	42,672
KLA-Tencor Corp.	556	20,105
Knot, Inc./The*	100	1,007
Kulicke & Soffa Industries, Inc.*	200	1,078
L-1 Identity Solutions, Inc.*	61	457
Lam Research Corp.*	4,710	184,679
Lattice Semiconductor Corp.*	400	1,080
Lawson Software, Inc.*	200	1,330
Lender Processing Services, Inc.	361	14,678
Lexmark International, Inc., Class A*	300	7,794
Linear Technology Corp.	700	21,378
Littelfuse, Inc.*	100	3,215
LSI Corp.*	1,896	11,395
Manhattan Associates, Inc.*	100	2,403
Mantech International Corp., Class A*	100	4,828
Marchex, Inc., Class B	100	508
Marvell Technology Group Ltd.*	1,580	32,785
Mastercard, Inc., Class A	270	69,115
Maxim Integrated Products, Inc.	993	20,158
MAXIMUS, Inc.	100	5,000
McAfee, Inc.*	500	20,285
MEMC Electronic Materials, Inc.*	600	8,172
Mentor Graphics Corp.*	300	2,649
MercadoLibre, Inc.*	100	5,187
Mercury Computer Systems, Inc.*	100	1,101
Methode Electronics, Inc.	100	868
Micrel, Inc.	200	1,640
Microchip Technology, Inc.	600	17,436
Micron Technology, Inc.*	2,766	29,209
MICROS Systems, Inc.*	200	6,206
Microsemi Corp.*	300	5,325
Microsoft Corp.	35,582	1,084,895
MicroStrategy, Inc., Class A*	48	4,513
Microtune, Inc.*	200	452
MKS Instruments, Inc.*	200	3,482
ModusLink Global Solutions, Inc.*	160	1,506
Molex, Inc.	500	10,775
Monolithic Power Systems, Inc.*	100	2,397
Motorola, Inc.*	22,579	175,213
Move, Inc.*	500	830
MTS Systems Corp.	100	2,874
National Instruments Corp.	200	5,890
National Semiconductor Corp.	700	10,752
NCR Corp.*	400	4,452
Net 1 UEPS Technologies, Inc.*	200	3,884
NetApp, Inc.*	1,000	34,390
Netgear, Inc.*	100	2,169
Netlogic Microsystems, Inc.*	100	4,626
Netscout Systems, Inc.*	100	1,464
NeuStar, Inc., Class A*	300	6,912
Newport Corp.*	100	919
Novatel Wireless, Inc.*	100	797
Novell, Inc.*	1,400	5,810
Novellus Systems, Inc.*	400	9,336
Nuance Communications, Inc.*	740	11,500
NVIDIA Corp.*	1,830	34,184
Omnivision Technologies, Inc.*	200	2,906
ON Semiconductor Corp.*	1,170	10,308
Oracle Corp.	11,940	293,008
Palm, Inc.*	400	4,016
Parametric Technology Corp.*	360	5,882
Park Electrochemical Corp.	100	2,764
Paychex, Inc.	1,000	30,640
Plantronics, Inc.	200	5,196
Plexus Corp.*	200	5,700
PMC - Sierra, Inc.*	900	7,794
Polycom, Inc.*	300	7,491
Power Integrations, Inc.	100	3,636
Progress Software Corp.*	100	2,921
QLogic Corp.*	300	5,661
QUALCOMM, Inc.	5,197	240,413
Quantum Corp.*	800	2,344
Quest Software, Inc.*	200	3,680
Rackspace Hosting, Inc.*	254	5,296
Radisys Corp.*	100	955
Rambus, Inc.*	360	8,784
RealNetworks, Inc.*	400	1,484
Red Hat, Inc.*	600	18,540
RF Micro Devices, Inc.*	1,057	5,042
Riverbed Technology, Inc.*	140	3,216
Rofin-Sinar Technologies, Inc.*	200	4,722
Rogers Corp.*	100	3,031
Rovi Corp.*	287	9,147
S1 Corp.*	225	1,467
SAIC, Inc.*	1,244	23,561
Salesforce.com, Inc.*	340	25,082
SanDisk Corp.*	700	20,293
Sapient Corp.*	300	2,481
Scansource, Inc.*	106	2,830
Seagate Technology	1,602	29,140
Semtech Corp.*	200	3,402
Sigma Designs, Inc.*	100	1,070
Silicon Image, Inc.*	300	774
Silicon Laboratories, Inc.*	200	9,668
Silicon Storage Technology, Inc.*	300	768
Skyworks Solutions, Inc.*	500	7,095
Sohu.com, Inc.*	100	5,728
Solera Holdings, Inc.	200	7,202
SonicWALL, Inc.*	200	1,522
Sonus Networks, Inc.*	820	1,730
Sourcefire, Inc.*	100	2,675
SRA International, Inc., Class A*	220	4,202
Standard Microsystems Corp.*	100	2,078
STEC, Inc.*	94	1,536
SuccessFactors, Inc.*	100	1,658
Sun Microsystems, Inc.*	2,200	20,614
Sybase, Inc.*	276	11,978
Sycamore Networks, Inc.	60	1,255
Symantec Corp.*	2,573	46,031
Symmetricom, Inc.*	200	1,040
Symyx Technologies, Inc.*	100	550
Synaptics, Inc.*	150	4,598
Synopsys, Inc.*	400	8,912
Take-Two Interactive Software, Inc.*	300	3,015
Taleo Corp., Class A*	200	4,704
Tech Data Corp.*	200	9,332
Tekelec*	200	3,056
TeleTech Holdings, Inc.*	100	2,003
Tellabs, Inc.*	1,560	8,861
Teradata Corp.*	500	15,715
Teradyne, Inc.*	500	5,365
Tessera Technologies, Inc.*	200	4,654
Texas Instruments, Inc.	3,980	103,719
TIBCO Software, Inc.*	700	6,741
TiVo, Inc.*	400	4,072
TNS, Inc.*	100	2,569
Total System Services, Inc.	500	8,635
Trimble Navigation Ltd.*	400	10,080
TriQuint Semiconductor, Inc.*	500	3,000
TTM Technologies, Inc.*	200	2,306
Tyco Electronics Ltd.	19,850	487,317
Tyler Technologies, Inc.*	100	1,991
Ultimate Software Group, Inc.*	100	2,937
Ultratech, Inc.*	100	1,486
Unisys Corp.*	144	5,553
United Online, Inc.	200	1,438
Universal Display Corp.*	100	1,236
Utstarcom, Inc.*	300	657
ValueClick, Inc.*	300	3,036
Varian Semiconductor Equipment Associates, Inc.*	275	9,867
VASCO Data Security International, Inc.*	100	627
Veeco Instruments, Inc.*	100	3,304
VeriFone Holdings, Inc.*	288	4,717
VeriSign, Inc.*	600	14,544
Viasat, Inc.*	100	3,178
Visa, Inc., Class A	1,417	123,931
Vishay Intertechnology, Inc.*	800	6,680
VMware, Inc., Class A*	200	8,476
WebMD Health Corp.*	81	3,118
Websense, Inc.*	200	3,492
Western Digital Corp.*	722	31,876
Western Union Co./The	2,200	41,470
Wright Express Corp.*	100	3,186
Xerox Corp.	2,600	21,996
Xilinx, Inc.	900	22,554
Yahoo! Inc.*	3,758	63,059
Zebra Technologies Corp., Class A*	213	6,041
Zoran Corp.*	200	2,210
		9,387,993
Materials — 0.9%
A. Schulman, Inc.	70	1,413
Air Products & Chemicals, Inc.	644	52,203
Airgas, Inc.	300	14,280
AK Steel Holding Corp.	360	7,686
Albemarle Corp.	310	11,275
Alcoa, Inc.	3,035	48,924
Allegheny Technologies, Inc.	300	13,431
Allied Nevada Gold Corp.*	200	3,016
AMCOL International Corp.	100	2,842
Aptargroup, Inc.	200	7,148
Arch Chemicals, Inc.	100	3,088
Ashland, Inc.	300	11,886
Balchem Corp.	100	3,351
Ball Corp.	300	15,510
Bemis Co., Inc.	300	8,895
Brush Engineered Materials, Inc.*	100	1,854
Cabot Corp.	300	7,869
Calgon Carbon Corp.*	200	2,780
Carpenter Technology Corp.	200	5,390
Celanese Corp., Series A	400	12,840
Century Aluminum Co.*	160	2,590
CF Industries Holdings, Inc.	172	15,614
Clearwater Paper Corp.*	39	2,144
Cliffs Natural Resources, Inc.	460	21,201
Coeur d'Alene Mines Corp.*	187	3,377
Commercial Metals Co.	500	7,825
Compass Minerals International, Inc.	100	6,719
Crown Holdings, Inc.*	500	12,790
Cytec Industries, Inc.	200	7,284
Domtar Corp.*	149	8,256
Dow Chemical Co./The	3,610	99,744
E.I. Du Pont de Nemours & Co.	2,854	96,094
Eagle Materials, Inc.	200	5,210
Eastman Chemical Co.	200	12,048
Ecolab, Inc.	757	33,747
Ferro Corp.	100	824
FMC Corp.	200	11,152
Freeport-McMoRan Copper & Gold, Inc.*	1,302	104,538
Greif, Inc., Class A	100	5,398
H.B. Fuller Co.	200	4,550
Hecla Mining Co.*	900	5,562
Horsehead Holding Corp.*	100	1,275
Huntsman Corp.	500	5,645
International Flavors & Fragrances, Inc.	300	12,342
International Paper Co.	1,398	37,438
Intrepid Potash, Inc.*	100	2,917
Kaiser Aluminum Corp.	100	4,162
Koppers Holdings, Inc.	100	3,044
Louisiana-Pacific Corp.*	416	2,904
Lubrizol Corp.	200	14,590
Martin Marietta Materials, Inc.	147	13,143
MeadWestvaco Corp.	500	14,315
Minerals Technologies, Inc.	100	5,447
Monsanto Co.	1,717	140,365
Mosaic Co./The	500	29,865
Myers Industries, Inc.	100	910
Nalco Holding Co.	400	10,204
Neenah Paper, Inc.	100	1,395
NewMarket Corp.	40	4,591
Newmont Mining Corp.	1,500	70,965
Nucor Corp.	968	45,157
Olin Corp.	300	5,256
OM Group, Inc.*	100	3,139
Owens-Illinois, Inc.*	532	17,487
P.H. Glatfelter Co.	200	2,430
Packaging Corp. of America	400	9,204
Pactiv Corp.*	500	12,070
PolyOne Corp.*	300	2,241
PPG Industries, Inc.	500	29,270
Praxair, Inc.	949	76,214
Reliance Steel & Aluminum Co.	200	8,644
Rock-Tenn Co., Class A	100	5,041
Rockwood Holdings, Inc.*	196	4,618
Royal Gold, Inc.	100	4,710
RPM International, Inc.	500	10,165
RTI International Metals, Inc.*	100	2,517
Schnitzer Steel Industries, Inc., Class A	100	4,770
Schweitzer-Mauduit International, Inc.	100	7,035
Scotts Miracle-Gro Co./The, Class A	106	4,167
Sealed Air Corp.	600	13,116
Sensient Technologies Corp.	200	5,260
Sigma-Aldrich Corp.	400	20,212
Silgan Holdings, Inc.	100	5,788
Solutia, Inc.*	429	5,448
Sonoco Products Co.	300	8,775
Southern Copper Corp.	580	18,995
Spartech Corp.	100	1,026
Steel Dynamics, Inc.	610	10,809
Stillwater Mining Co.*	100	948
Temple-Inland, Inc.	400	8,444
Terra Industries, Inc.	300	9,657
Texas Industries, Inc.	100	3,499
Titanium Metals Corp.*	300	3,756
United States Steel Corp.	465	25,631
Valspar Corp.	400	10,856
Vulcan Materials Co.	404	21,279
Walter Industries, Inc.	200	15,062
Wausau Paper Corp.	100	1,160
Weyerhaeuser Co.	700	30,198
Worthington Industries, Inc.	200	2,614
WR Grace & Co.*	300	7,605
Zep, Inc.	100	1,732
Zoltek Cos., Inc.*	100	950
		1,564,820
Telecommunication Services — 0.7%
Alaska Communications Systems Group, Inc.	100	798
American Tower Corp., Class A*	1,220	52,716
AT&T, Inc.	18,503	518,639
Cbeyond, Inc.*	100	1,575
CenturyTel, Inc.	957	34,653
Cincinnati Bell, Inc.*	800	2,760
Consolidated Communications Holdings, Inc.	3	52
Crown Castle International Corp.*	917	35,800
Frontier Communications Corp.	876	6,842
General Communication, Inc., Class A*	200	1,276
Iowa Telecommunications Services, Inc.	100	1,676
Leap Wireless International, Inc.*	180	3,159
Level 3 Communications, Inc.*	5,500	8,415
MetroPCS Communications, Inc.*	800	6,104
Neutral Tandem, Inc.*	124	2,821
NII Holdings, Inc.*	500	16,790
NTELOS Holdings Corp.	100	1,782
Premiere Global Services, Inc.*	200	1,650
Qwest Communications International, Inc.	5,000	21,050
SBA Communications Corp., Class A*	340	11,614
Shenandoah Telecommunications Co.	100	2,035
Sprint Nextel Corp.*	8,882	32,508
Syniverse Holdings, Inc.*	200	3,496
Telephone & Data Systems, Inc.	300	10,176
tw telecom, inc.*	600	10,284
United States Cellular Corp.*	100	4,241
USA Mobility, Inc.	100	1,101
Verizon Communications, Inc.	8,917	295,420
Windstream Corp.	1,247	13,705
		1,103,138
Utilities — 1.2%
AES Corp./The*	2,060	27,419
AGL Resources, Inc.	200	7,294
Allegheny Energy, Inc.	500	11,740
Allete, Inc.	100	3,268
Alliant Energy Corp.	400	12,104
Ameren Corp.	720	20,124
American Electric Power Co., Inc.	1,464	50,933
American States Water Co.	100	3,541
American Water Works Co., Inc.	200	4,482
Aqua America, Inc.	400	7,004
Atmos Energy Corp.	312	9,173
Avista Corp.	200	4,318
Black Hills Corp.	100	2,663
California Water Service Group	100	3,682
Calpine Corp.*	1,000	11,000
CenterPoint Energy, Inc.	1,151	16,701
CH Energy Group, Inc.	49	2,083
Cleco Corp.	200	5,466
CMS Energy Corp.	660	10,336
Consolidated Edison, Inc.	876	39,797
Constellation Energy Group, Inc.	560	19,695
Dominion Resources, Inc.	1,866	72,625
DPL, Inc.	400	11,040
DTE Energy Co.	500	21,795
Duke Energy Corp.	4,073	70,096
Dynegy, Inc., Class A*	1,516	2,744
Edison International	8,925	310,411
El Paso Electric Co.*	200	4,056
Empire District Electric Co./The	100	1,873
Energen Corp.	200	9,360
Entergy Corp.	622	50,904
EQT Corp.	400	17,568
Exelon Corp.	2,075	101,405
FirstEnergy Corp.	971	45,103
FPL Group, Inc.	1,300	68,666
Great Plains Energy, Inc.	428	8,299
Hawaiian Electric Industries, Inc.	300	6,270
IDACORP, Inc.	200	6,390
Integrys Energy Group, Inc.	265	11,127
ITC Holdings Corp.	200	10,418
Laclede Group, Inc./The	100	3,377
MDU Resources Group, Inc.	600	14,160
MGE Energy, Inc.	100	3,574
Mirant Corp.*	443	6,765
National Fuel Gas Co.	200	10,000
New Jersey Resources Corp.	150	5,610
Nicor, Inc.	100	4,210
NiSource, Inc.	800	12,304
Northeast Utilities	500	12,895
Northwest Natural Gas Co.	100	4,504
NorthWestern Corp.	100	2,602
NRG Energy, Inc.*	878	20,730
NSTAR	300	11,040
NV Energy, Inc.	900	11,142
OGE Energy Corp.	300	11,067
Oneok, Inc.	300	13,371
Ormat Technologies, Inc.	100	3,784
Pepco Holdings, Inc.	600	10,110
PG&E Corp.	1,170	52,241
Piedmont Natural Gas Co., Inc.	200	5,350
Pinnacle West Capital Corp.	300	10,974
PNM Resources, Inc.	300	3,795
Portland General Electric Co.	200	4,082
PPL Corp.	1,196	38,643
Progress Energy, Inc.	900	36,909
Public Service Enterprise Group, Inc.	1,604	53,333
Questar Corp.	500	20,785
RRI Energy, Inc.*	820	4,690
SCANA Corp.	400	15,072
Sempra Energy	6,525	365,269
SJW Corp.	100	2,257
South Jersey Industries, Inc.	100	3,818
Southern Co./The	2,500	83,300
Southwest Gas Corp.	200	5,706
TECO Energy, Inc.	800	12,976
UGI Corp.	400	9,676
UIL Holdings Corp.	66	1,853
Unisource Energy Corp.	100	3,219
Vectren Corp.	300	7,404
Westar Energy, Inc.	400	8,688
WGL Holdings, Inc.	200	6,708
Wisconsin Energy Corp.	400	19,932
Xcel Energy, Inc.	1,461	31,002
		2,071,900
Total Common Stocks (Active & Passive Domestic Equities)
(Cost $46,787,101)		50,748,977

Investment Companies (Active International & Global Equities) (11.5%)
Dodge & Cox Global Stock Fund	1,359,408	10,752,915
Longleaf Partners International Fund*	614,161	8,389,436
Total Investment Companies (Active International & Global Equities)
(Cost $16,050,000)		19,142,351

	Cost	Fair
		Value
Partnerships (Active Domestic & International Equities) (18.2%)
Partnership (Active Domestic Equity) — 0.8%
ValueAct Capital Partners II, L.P.(a)	$ 2,044,683	$ 1,245,000
Partnership (Active International Equity) — 17.4%
Harris Associates International Value, L.P.(a)	8,000,000	13,745,000
Liberty Square Strategic Partners IV (Asia), L.P.(a)	6,200,000	3,608,000
Walter Scott International Fund, LLC(a)	9,100,000	11,639,000
Total Partnerships (Active Domestic & International Equities)
(Cost $25,344,683)		30,237,000

TOTAL EQUITY INVESTMENTS
(Cost $88,181,784)		100,128,328

ALTERNATIVE ASSETS (22.5%)
Hedge Funds
Absolute Return
Canyon Value Realization Fund, L.P.(a)	7,970,230	10,286,425
GoldenTree Credit Opportunities, L.P.(a)	3,500,000	3,026,000
Perry Partners, L.P.(a)	6,319,727	6,762,000
Taconic Opportunity Fund, L.P.(a)	7,750,000	8,616,000
Equity Hedge
Lansdowne European Strategic Equity Fund, L.P.(a)	3,500,000	4,558,000
Royal Capital Value Fund (QP), L.P.(a)	3,500,000	4,241,000

TOTAL ALTERNATIVE ASSETS
(Cost $32,539,957)		37,489,425

	Principal	Fair
	Amount	Value
FIXED INCOME INVESTMENTS (11.6%)
Corporate Bonds (4.9%)
Consumer Discretionary — 0.4%
Comcast Corp., 5.70%, due 05/15/18	$ 10,000	$ 10,512
Comcast Corp., 6.50%, due 01/15/17	121,000	133,955
COX Communications, Inc., 5.45%, due 12/15/14	70,000	74,995
Daimler Finance North America LLC MTN, 5.75%, due 09/08/11	99,000	103,991
Historic TW, Inc., 5.50%, due 11/15/11	35,000	37,159
McDonald's Corp. MTN, 5.00%, due 02/01/19	22,000	22,994
News America, Inc., 6.65%, due 11/15/37	70,000	73,941
Time Warner Cable, Inc., 6.55%, due 05/01/37	44,000	44,836
Time Warner Cable, Inc., 6.75%, due 06/15/39	52,000	54,460
Time Warner Cable, Inc., 7.50%, due 04/01/14	30,000	34,565
Viacom, Inc., 4.38%, due 09/15/14	31,000	31,969
		623,377
Consumer Staples — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20(b)	90,000	91,823
Bottling Group LLC, 6.95%, due 03/15/14	70,000	80,543
Coca-Cola Enterprises, Inc., 7.38%, due 03/03/14	25,000	28,990
Costco Cos., Inc., 5.50%, due 03/15/17	62,000	66,171
CVS Caremark Corp., 5.75%, due 08/15/11	62,000	66,022
Delhaize America, Inc., 9.00%, due 04/15/31	80,000	102,424
Dr Pepper Snapple Group, Inc., 6.82%, due 05/01/18	70,000	78,527
General Mills, Inc., 6.00%, due 02/15/12	69,000	74,498
Kellogg Co., 5.13%, due 12/03/12	84,000	91,162
Kroger Co./The, 3.90%, due 10/01/15	30,000	30,164
Kroger Co./The, 7.50%, due 01/15/14	35,000	39,945
Kroger Co./The, 7.50%, due 04/01/31	45,000	52,379
PepsiCo, Inc., 4.65%, due 02/15/13	45,000	48,067
Safeway, Inc., 5.00%, due 08/15/19	10,000	9,917
Safeway, Inc., 7.25%, due 02/01/31	44,000	50,642
Walgreen Co., 4.88%, due 08/01/13	50,000	53,692
Walgreen Co., 5.25%, due 01/15/19	43,000	45,632
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	57,000	64,865
		1,075,463
Energy — 0.5%
Anadarko Finance Co., Series B, 6.75%, due 05/01/11	45,000	47,553
Anadarko Finance Co., Series B, 7.50%, due 05/01/31	25,000	28,046
Anadarko Petroleum Corp., 7.63%, due 03/15/14	40,000	46,058
Canadian Natural Resources Ltd., 4.90%, due 12/01/14	35,000	36,813
Chevron Corp., 3.95%, due 03/03/14	50,000	52,201
ConocoPhillips Holding Co., 6.95%, due 04/15/29	73,000	82,749
Devon Financing Corp. ULC, 6.88%, due 09/30/11	40,000	43,452
EnCana Corp., 6.50%, due 08/15/34	45,000	48,228
Enterprise Products Operating LLC, Series G, 5.60%, due 10/15/14	60,000	63,890
Kinder Morgan Energy Partners, L.P., 5.95%, due 02/15/18	95,000	100,625
Marathon Oil Corp., 5.90%, due 03/15/18	47,000	49,507
Petro-Canada, 6.05%, due 05/15/18	51,000	54,824
TransCanada PipeLines Ltd., 7.25%, due 08/15/38	40,000	47,159
Valero Energy Corp., 6.88%, due 04/15/12	91,000	99,361
XTO Energy, Inc., 5.50%, due 06/15/18	45,000	48,000
		848,466
Financials — 1.3%
American Express Credit Corp. MTN, 5.13%, due 08/25/14	75,000	79,030
Bank of America Corp., 5.75%, due 12/01/17	50,000	51,201
Bank of America Corp., 7.63%, due 06/01/19	30,000	34,705
Bank of New York Mellon Corp./The MTN, 4.95%, due 11/01/12	40,000	43,079
Barclays Bank plc, 5.20%, due 07/10/14	66,000	69,961
Bear Stearns Cos., LLC/The, 5.55%, due 01/22/17	50,000	50,015
BNP Paribas MTN, 1.26%, due 06/11/12(c)	50,000	50,631
Boston Properties LP, 6.25%, due 01/15/13	23,000	24,512
BP Capital Markets plc, 3.13%, due 03/10/12	25,000	25,751
BP Capital Markets plc, 5.25%, due 11/07/13	72,000	78,424
Caterpillar Financial Services Corp. MTN, 4.25%, due 02/08/13	54,000	56,229
CME Group, Inc., 5.40%, due 08/01/13	45,000	48,565
Credit Suisse/New York NY, 6.00%, due 02/15/18	95,000	99,402
Deutsche Bank AG/London, 4.88%, due 05/20/13	40,000	42,495
Dexia Credit Local, 0.90%, due 09/23/11(b)(c)	50,000	50,423
Export-Import Bank of Korea, 5.88%, due 01/14/15	100,000	107,311
General Electric Capital Corp. MTN, 5.88%, due 01/14/38	95,000	87,959
General Electric Capital Corp., Series GMTN, 3.75%, due 11/14/14	90,000	89,843
General Electric Capital Corp., Series GMTN, 6.00%, due 08/07/19	49,000	50,863
Goldman Sachs Group, Inc./The MTN, 6.00%, due 05/01/14	51,000	55,782
Goldman Sachs Group, Inc./The, 5.00%, due 01/15/11	40,000	41,553
Goldman Sachs Group, Inc./The, 6.15%, due 04/01/18	60,000	64,230
Goldman Sachs Group, Inc./The, 6.75%, due 10/01/37	50,000	51,394
John Deere Capital Corp., 7.00%, due 03/15/12	45,000	49,920
JPMorgan Chase & Co., 0.76%, due 12/02/10(c)	100,000	100,558
JPMorgan Chase & Co., 6.30%, due 04/23/19	50,000	55,004
Macquarie Group Ltd., 7.63%, due 08/13/19(b)	40,000	44,556
Merrill Lynch & Co., Inc. MTN, 6.88%, due 04/25/18	50,000	53,872
Merrill Lynch & Co., Inc., 7.75%, due 05/14/38	45,000	49,443
MetLife, Inc., 6.75%, due 06/01/16	45,000	50,393
Morgan Stanley Dean Witter, 6.60%, due 04/01/12	75,000	81,600
NYSE Euronext, 4.80%, due 06/28/13	60,000	62,948
Prudential Financial, Inc. MTN, 4.75%, due 09/17/15	85,000	86,191
Simon Property Group LP, 5.75%, due 05/01/12	40,000	42,020
Simon Property Group LP, 6.13%, due 05/30/18	44,000	44,703
Wells Fargo & Co., 4.38%, due 01/31/13	20,000	20,774
Wells Fargo & Co., 5.38%, due 02/07/35	105,000	97,152
Wells Fargo & Co., 5.63%, due 12/11/17	25,000	26,004
		2,218,496
Health Care — 0.5%
Abbott Laboratories, 5.13%, due 04/01/19	25,000	26,149
Abbott Laboratories, 5.88%, due 05/15/16	70,000	77,209
Aetna, Inc., 5.75%, due 06/15/11	69,000	72,361
Eli Lilly and Co., 5.20%, due 03/15/17	62,000	65,647
Express Scripts, Inc., 7.25%, due 06/15/19	20,000	22,724
GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13	45,000	48,305
GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/18	45,000	48,537
McKesson Corp., 5.25%, due 03/01/13	47,000	49,732
Medco Health Solutions, Inc., 7.25%, due 08/15/13	45,000	49,993
Pfizer, Inc., 2.20%, due 03/15/11(c)	100,000	102,309
Pfizer, Inc., 6.20%, due 03/15/19	49,000	54,469
Roche Holdings, Inc., 4.50%, due 03/01/12(b)	35,000	36,761
UnitedHealth Group, Inc., 5.25%, due 03/15/11	45,000	46,629
UnitedHealth Group, Inc., 5.38%, due 03/15/16	41,000	42,195
WellPoint, Inc., 5.85%, due 01/15/36	56,000	52,659
Wyeth, 5.50%, due 02/01/14	72,000	78,442
		874,121
Industrials — 0.2%
3M Co. MTN, 4.38%, due 08/15/13	50,000	53,832
Embraer Overseas Ltd., 6.38%, due 01/15/20	20,000	20,000
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, due 08/15/13	45,000	48,589
Lockheed Martin Corp., Series B, 6.15%, due 09/01/36	46,000	48,685
Union Pacific Corp., 6.65%, due 01/15/11	49,000	51,684
United Technologies Corp., 4.88%, due 05/01/15	90,000	96,605
		319,395
Information Technology — 0.3%
Cisco Systems, Inc., 5.90%, due 02/15/39	45,000	45,499
Electronic Data Systems LLC, Series B, 6.00%, due 08/01/13	30,000	33,163
Fiserv, Inc., 6.13%, due 11/20/12	69,000	75,132
Hewlett-Packard Co., 4.50%, due 03/01/13	30,000	31,805
International Business Machines Corp., 5.88%, due 11/29/32	40,000	41,041
Intuit, Inc., 5.75%, due 03/15/17	34,000	35,216
Microsoft Corp., 5.20%, due 06/01/39	34,000	33,296
Oracle Corp., 5.75%, due 04/15/18	48,000	51,897
Western Union Co./The, 5.93%, due 10/01/16	64,000	69,038
		416,087
Materials — 0.3%
ArcelorMittal, 5.38%, due 06/01/13	70,000	73,868
BHP Billiton Finance USA Ltd., 5.25%, due 12/15/15	48,000	51,967
Dow Chemical Co./The, 4.85%, due 08/15/12	44,000	46,242
E.I. Du Pont de Nemours & Co., 6.00%, due 07/15/18	40,000	43,647
Potash Corp of Saskatchewan, Inc., 3.75%, due 09/30/15	77,000	76,631
Rio Tinto Finance USA Ltd., 5.88%, due 07/15/13	105,000	113,299
Vale Overseas Ltd., 6.88%, due 11/21/36	39,000	38,967
		444,621
Telecommunication Services — 0.5%
Cellco Partnership / Verizon Wireless Capital LLC, 7.38%, due 11/15/13	25,000	28,717
France Telecom S.A., 8.50%, due 03/01/31	40,000	53,233
New Cingular Wireless Services, Inc., 8.13%, due 05/01/12	149,000	168,360
New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	31,000	40,062
Rogers Communications, Inc., 6.80%, due 08/15/18	45,000	50,396
Telecom Italia Capital S.A., 6.00%, due 09/30/34	63,000	59,578
Telecom Italia Capital S.A., 6.18%, due 06/18/14	30,000	32,517
Telefonica Emisiones SAU, 4.95%, due 01/15/15	31,000	33,137
Telefonica Emisiones SAU, 6.22%, due 07/03/17	60,000	66,132
Verizon Communications, Inc., 5.25%, due 04/15/13	45,000	48,509
Verizon Communications, Inc., 5.85%, due 09/15/35	41,000	39,980
Verizon Communications, Inc., 8.75%, due 11/01/18	35,000	43,716
Vodafone Group plc, 4.15%, due 06/10/14	43,000	44,238
Vodafone Group plc, 5.45%, due 06/10/19	26,000	26,923
Vodafone Group plc, 6.15%, due 02/27/37	40,000	41,669
		777,167
Utilities — 0.3%
Dominion Resources, Inc., 5.20%, due 08/15/19	44,000	44,686
Dominion Resources, Inc., 8.88%, due 01/15/19	15,000	18,693
Duke Energy Ohio, Inc., 5.70%, due 09/15/12	55,000	59,649
Exelon Corp., 4.90%, due 06/15/15	90,000	92,844
Exelon Generation Co. LLC, 5.20%, due 10/01/19	25,000	25,011
FPL Group Capital, Inc., 0.67%, due 11/09/12(c)	30,000	30,145
FPL Group Capital, Inc., 6.00%, due 03/01/19	25,000	26,925
KeySpan Corp., 7.63%, due 11/15/10	30,000	31,635
Midamerican Energy Holdings Co., 6.13%, due 04/01/36	87,000	89,105
Pacific Gas & Electric Co., 1.21%, due 06/10/10(c)	25,000	25,100
Pacific Gas & Electric Co., 6.05%, due 03/01/34	51,000	53,246
Veolia Environnement, 5.25%, due 06/03/13	45,000	47,591
		544,630
Foreign Government Securities (0.7%)
Brazilian Government International Bond, 7.88%, due 03/07/15	80,000	93,520
Chile Government International Bond, 5.50%, due 01/15/13	130,000	143,429
Israel Government International Bond, 5.50%, due 11/09/16	28,000	30,042
Kreditanstalt fuer Wiederaufbau, 1.88%, due 03/15/11	40,000	40,438
Malaysia Government International Bond, 7.50%, due 07/15/11	130,000	141,536
Mexico Government International Bond MTN, 6.38%, due 01/16/13	80,000	88,400
Mexico Government International Bond MTN, Series A, 6.75%, due 09/27/34	42,000	44,310
Mexico Government International Bond, 9.88%, due 02/01/10	46,000	46,326
Peruvian Government International Bond, 8.38%, due 05/03/16	90,000	108,675
Poland Government International Bond, 5.00%, due 10/19/15	174,000	183,472
Republic of Korea, 4.88%, due 09/22/14	53,000	56,272
South Africa Government International Bond, 6.88%, due 05/27/19	200,000	224,500
		1,200,920
Municipal Bond (0.0%)
California (0.0%)
California State Build America Bonds, GO , Series 2009 , 7.55%, due 04/01/39	70,000	67,835

Supranational (0.1%)
International Bank for Reconstruction & Development, 1.65%, due 05/18/11	100,000	100,551

U.S. Government Agency Mortgage-Backed Securities (3.3%)
Federal Home Loan Mortgage Corp. (0.6%)
5.50%, due 10/01/37	493,035	517,045
6.00%, due 11/01/36	376,738	400,520
		917,565
Federal National Mortgage Association (1.7%)
5.00%, due 06/01/33	487,451	503,035
5.00%, due 09/01/33	543,688	560,197
5.50%, due 04/01/34	430,912	453,470
5.50%, due 05/01/34	73,338	77,081
5.50%, due 04/01/36	326,210	342,656
5.50%, due 03/01/37	786,104	824,385
5.87%, due 12/01/36(c)	132,397	140,069
		2,900,893
Government National Mortgage Association (1.0%)
5.50%, due 09/15/38	280,014	293,745
5.50%, due 01/15/39	315,601	331,050
6.00%, due 01/15/39	528,076	558,520
6.50%, due 10/20/37	506,969	540,731
		1,724,046
U.S. Government Agency Securities (1.3%)
Federal Home Loan Bank System (0.3%)
0.24%, due 02/19/10(c)	500,000	500,134
4.00%, due 09/06/13	20,000	21,238
		521,372
Federal National Mortgage Association (1.0%)
0.22%, due 02/12/10(c)	500,000	500,141
2.63%, due 11/20/14	60,000	59,535
5.00%, due 01/25/40, TBA	650,000	666,961
5.50%, due 01/25/40, TBA	70,000	73,271
6.00%, due 09/01/37	321,120	341,089
		1,640,997
U.S. Treasury Securities (1.3%)
U.S. Treasury Bonds (0.5%)
0.88%, due 04/15/10(e)	650,000	744,213
6.13%, due 11/15/27	40,000	47,650
		791,863
U.S. Treasury Notes (0.8%)
2.38%, due 10/31/14	120,000	118,697
2.75%, due 02/15/19(e)	390,000	359,044
3.00%, due 08/31/16(e)	387,000	380,621
3.13%, due 08/31/13	230,000	239,002
3.38%, due 11/15/19	70,000	67,332
3.63%, due 08/15/19	59,000	58,004
3.88%, due 05/15/18	32,000	32,492
		1,255,192
TOTAL FIXED INCOME INVESTMENTS
(Cost $18,582,984)		19,263,057

	Number	Fair
	of Rights	Value
RIGHT (–%)
Flagstar Bancorp, Inc.,
expiring 02/08/10*
(Cost $–)	360	–

	Principal	Fair
	Amount	Value
SHORT-TERM INVESTMENTS (4.0%)
Commercial Paper (0.2%)
JPMorgan Chase & Co., 0.15%, 01/04/10	$ 320,018	$ 320,018

U.S. Government Agency Securities (2.1%)
Federal Agricultural Mortgage Corp. Discount Note
0.00%, due 01/14/10(d)	1,500,000	1,499,966
Federal Home Loan Bank Discount Note
0.00%, due 02/10/10(d)	1,800,000	1,799,902
0.00%, due 07/14/10(d)	150,000	149,841
Federal Home Loan Mortgage Corp. Discount Note
0.00%, due 03/22/10(d)	30,000	29,997
		3,479,706

U.S. Treasury Securities (1.7%)
U.S. Treasury Bills
0.01%, due 01/28/10	400,000	399,998
0.04%, due 03/11/10	110,000	109,991
0.04%, due 03/25/10(e)	740,000	739,923
0.08%, due 04/29/10	300,000	299,917
0.20%, due 07/15/10	625,000	624,327
0.29%, due 08/26/10	675,000	673,719
		2,847,875
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,647,631)		6,647,599

TOTAL INVESTMENTS (98.3%)
(Cost $145,952,356)(f)		$ 163,528,409
Other Assets in Excess of Liabilities (1.7%)		2,772,321
NET ASSETS (100.0%)		$ 166,300,730

Notes to Schedule of Investments:
*		Non-income producing security.
(a)		Securities were valued at fair value — at December 31, 2009, the Fund held $67,726,425 of fair valued securities, representing 40.7% of net assets.
(b)		Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)		Variable or floating rate security. Rate disclosed is as of December 31, 2009.
(d)		Zero coupon security — rate disclosed is yield as of December 31, 2009.
(e)		All or a portion of security has been pledged as collateral for futures contracts.
(f)		Estimated tax basis approximates book cost.

ADR		- American Depositary Receipt.
GO		- General Obligation.
MTN		- Medium Term Note.
REIT		- Real Estate Investment Trust.
TBA		- Security is subjected to delayed delivery.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF DECEMBER 31, 2009 (Unaudited)

At December 31, 2009, cost and unrealized appreciation (depreciation) for U.S.
Federal income tax purposes of the investments of the Fund were estimated as follows:
Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$ 145,952,356	$ 26,979,203	$ (9,403,150)	$ 17,576,053

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF DECEMBER 31, 2009 (Unaudited)

		(in U.S. dollars)
Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at December 31, 2009.

	Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Appreciation
Long:
E-mini Russell 2000 Index	1	$ 62,390	March-10	$ 2,940
E-mini S&P 500 Index	9	499,815	March-10	3,332
E-mini S&P Midcap 400 Index	1	72,490	March-10	3,128
				$ 9,400

Kiewit Investment Fund LLLP

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009 (Unaudited)

Kiewit Investment Fund LLLP (the ‘‘Fund’’) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a non-diversified, closed-end management investment company. The Fund is organized as an ‘‘employees’ securities company’’ under the 1940 Act and has received an order from the Securities and Exchange Commission exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.

The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.

The Fund is designed as a long-term investment vehicle primarily for current full-time and former employees of Peter Kiewit Sons’, Inc. (‘‘Kiewit’’) and its affiliated companies who are or were participants in the Kiewit Employee Ownership Plan or were holders of Kiewit’s $0.01 par value common stock and members of each such person’s immediate family.

A.  Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

1.  Security Valuation:

Some Fund securities are priced daily, but for purposes of determining Net Asset Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the ‘‘Board’’). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (‘‘Portfolio Funds’’) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC (‘‘Hall Capital Partners’’ or the “Adviser’’) and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds. The Valuation Committee will consider such information, including the possibility that redemption rights might be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying fund agreements, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

The Fund adopted Financial Accounting Standards Board “FASB” Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  The objective of a fair value measurement is to determine an exit price.  SFAS 157 defines fair value as the “price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.”

SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to adjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy under SFAS 157 are as follows:

Level 1    –

Inputs that are quoted prices in active markets for identical assets

Level 2    –

Inputs other than unadjusted quoted prices included in Level 1 that are observable (including quoted prices for similar investments)

Level 3    –

Inputs to valuation that are both unobservable and significant (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2009 carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$77,521,750	$9,400
Level 2 – Other Significant Observable Inputs	18,280,234	─
Level 3 – Significant Unobservable Inputs	67,726,425	─
Total	$163,528,409	$9,400

*Other financial instruments include futures, forwards, reverse repurchase agreements and swap contracts, if relevant.

The following table includes a roll forward of the amounts classified within Level 3 for the 9 months ended December 31, 2009:

Investments in Securities
Balance as of 3/31/09	$52,293,999
Realized gain	1,463,863
Unrealized gain	15,419,341
Net (sales)	(1,450,778)
Balance as of 12/31/09	$67,726,425

2.  Futures:

Financial futures contracts (secured by cash and securities deposited with brokers as ‘‘initial margin’’) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ‘‘variation margin’’) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

3.  Real Estate Investment Trusts:

At December 31, 2009, the Fund held common stock real estate investment trusts (“REITs”) that are included in the Russell 3000 Index. REITs are real estate companies that pool investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

B.  Concentration Risk: The Fund may concentrate its investments in issuers of one or more particular industries. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

C.  Subsequent Event: Subsequent events occurring after February 5, 2010, the date the report was available to be issued, have been evaluated for potential impact to this report.

Item 2.  Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:

/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

February 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

February 11, 2010

By:

/s/ Denise A. Meredith

Denise A. Meredith

Treasurer and Chief Financial Officer

February 11, 2010